UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE 68131
(Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.
Kiewit Plaza
Omaha, NE 68131
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2008 to September 30, 2008

Item 1. Reports To Unitholders
Item 2. Code of Ethics
Item 3. Audit Committee Financial Expert
Item 4. Principal Accountant Fees and Services
Item 5. Audit Committee of Listed Registrants
Item 6. Schedule of Investments
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Item 10. Submission of Matters to a Vote of Security Holders
Item 11. Controls and Procedures
Item 12. Exhibits
SIGNATURES
Certification
906 Certification

Item 1. Reports To Unitholders.

The following is a copy of the report transmitted to Unitholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Kiewit Investment Fund LLLP
Semi-Annual Report September 30, 2008

Investment Adviser
Hall Capital Partners LLC

www.kiewitinvestmentfund.com

LETTER TO UNITHOLDERS
SEPTEMBER 30, 2008

Dear Unitholder:

As of September 30, 2008 the Fund had assets of approximately $170 million and 560 investors.

Summary
For the semi-annual period covered by this report, April 1, 2008 through September 30, 2008, the Fund had a total return of -9.26% versus the Fund’s “balanced” benchmark1, which was down -6.66%. We will discuss performance in more detail in the next section of this letter.

Numerous events in the financial banking sector during the last six months, among other catalysts, have resulted in a crisis to the U.S. and worldwide economies and markets. In these treacherous markets, it is critical to be vigilant. In addition to panicky behavior, market stress, and a furious level of government activity, the fundamental backdrop for many businesses has changed, and new opportunities are arising quickly. Overall, governmental activity and intervention may be a stabilizing force and could alleviate the pressures causing severe, irrational behavior. As each day’s events unfold, we are reminded of the uncertainties that persist. It is clear that while some investments have suffered what should be temporary mark-to-market losses, other investments are permanently impaired. The deflation of the “leverage bubble” affected all asset classes indiscriminately. In the report period there were few, if any, “safe places to hide”, even for a diversified pool such as the Fund. Investors face a difficult decision-making environment. We continue to believe that in times of exaggerated uncertainty and panic, investors such as the Fund should make investments with a view towards long time horizons and a deep fundamental perspective.

Performance
In the Summary section we indicated performance for the semi-annual report period. The performance for the Fund for the 12 months ended September 30, 2008 and since inception in comparison to the benchmark is as follows:

	1-Year	Average Annualized Since Inception	Cumulative Since Inception†
Fund, net of fees and expenses	-15.92%	1.12%	3.51%
Benchmark††	-11.97%	2.15%	6.83%

†	The Fund commenced investment operations on August 24, 2005.
††	The Balanced Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes.
Investments cannot be made directly into the Balanced Benchmark.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s units, when tendered for repurchase, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent quarter end may be obtained by calling 800-443-4306 or visiting www.kiewitinvestmentfund.com.

_____________________
1 The Balanced Benchmark is an unmanaged index created by the Adviser. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index represents debt securities that are SEC-registered, taxable, and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

As described in the Fund’s offering materials, the Fund is intended to be a long-term investment vehicle. Due to the investment goals and strategies of the Fund, it is likely that the Fund’s performance, especially over short timeframes, will deviate, possibly dramatically, from the balanced benchmark. As discussed above, the Fund underperformed relative to the benchmark in the period. In general, international and emerging markets equities are not part of the Fund’s balanced benchmark; however, a portion of the Fund is invested with managers who hold international and emerging markets equities. International and emerging equity markets were considerably more impacted than the broad U.S. markets in the period, driving a portion of the Fund’s underperformance of the benchmark. As a frame of reference, the Russell 3000 Index was down 10.27% in the period while the MSCI EAFE2 (a broad, developed international index) was down 22.35% over the same timeframe. Despite the recent short-term performance, we continue to believe that having an international component to the Fund is important, given increasing globalization.

The Fund seeks to diversify its holdings by investing across various asset categories, as further described in the next section, Asset Allocation. During the period ended September 30, 2008, equities (both US and International/Emerging) were the primary drivers of the Fund’s negative performance. The Fund’s investment in hedge funds had significantly less negative performance than the Fund’s direct equity investments during the period, but still contributed negatively to performance during the period. The fixed income account was a modest detractor to performance in the period, while the Fund’s cash account made a modest positive contribution to performance.

In the Summary, we mentioned numerous events that helped ignite the current financial crisis and affected market performance in general. In our last letter we discussed the collapse of Bear Stearns as a watershed moment. We also outlined what was then seen as unprecedented intervention by the Federal Reserve (as well as other global players such as the European Central Bank) in an attempt to facilitate normal financing activities in the markets. These themes of dislocation of financial institutions and unprecedented government intervention continued with a vengeance in the period from April through September. The end of the era of independent investment banks in the United States was heralded by the declaration of bankruptcy of Lehman Brothers Holdings Inc. Shortly thereafter, Merrill Lynch agreed to be sold to Bank of America, and Goldman Sachs and Morgan Stanley chose to become bank holding companies. Other major events also reshaped the financial sector. Washington Mutual, the largest U.S. savings & loan, declared bankruptcy after the FDIC sold its bank deposits to JPMorgan. Fannie Mae and Freddie Mac, the largest U.S. mortgage players, went into government conservatorship, and even AIG, the largest U.S. insurer, was rescued with an $85 billion government loan. Henry Paulson, the U.S. Secretary of the Treasury, drove the massive $700 billion Troubled Asset Relief Program (TARP) through Congress during a climactic two-week period culminating with the announcement on October 14 of the planned deployment of the first $250 billion into preferred equity investments in financial institutions.

_____________________
2 The MSCI EAFE index is the Morgan Stanley Capital International Europe, Australasia and Far East index, a broad benchmark of the developed markets, excluding the United States.

Asset Allocation *
The Fund's Asset Allocation (as a percentage of Net Assets) as of September 30, 2008 is shown below.

*	Fund holdings and asset allocations vary through the year and may change at any time.
#	Short-term Investments include cash/cash equivalents and other assets in excess of liabilities.

Investments
As of September 30, 2008 approximately 52% of the Fund’s assets were managed by three sub-advisers: Payden & Rygel (Cash and Fixed income), SSgA Funds Management, Inc. (Passive U.S. Equities) and Pzena Investment Management, LLC (Active U.S. Equities). The Fund had a cash balance of approximately 8% after distributions to redeeming Fund unitholders and receipt of proceeds from partial redemption from hedge fund managers. This cash balance is slightly above our typical cash allocation and represents cash held both for liquidity purposes and future investments.

The remaining assets of the Fund (48%) were allocated to various strategies, which are detailed in the Summary Schedule of Investments:
•	Active U.S. Equities
•	Active International Equities
•
Hedge Funds: As of September 30, 2008, approximately 26% of the Fund’s assets were invested in hedge funds. Through June 30, 2008, these investments were split between “absolute return” focused managers and “equity hedge” managers. Absolute return funds seek to generate positive annual returns with low volatility in all market environments. Equity hedge managers typically buy “long” or sell “short” U.S. and global equities. These investments tend to have a greater allocation of capital to long investments (owning the actual security) than short investments (selling a borrowed security which must be replaced), and are thus more correlated to the returns of equity markets than absolute return strategies.

In July 2008 the Fund made a new investment in GoldenTree Credit Opportunities Fund LP, a credit-focused hedge fund. In addition, the Fund also partially redeemed holdings in FFIP and Perry Partners LP.

The next report on the Fund will be the annual report as of March 31, 2009. We look forward to the opportunity to discuss the Fund again with you in our next report.

Sincerely,

Kathryn A. Hall
Hall Capital Partners LLC - Fund Adviser

Past performance does not guarantee future results.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. References to other funds should not be interpreted as an offer to sell these securities or the solicitation of an offer to buy these securities. Please refer to the Summary Schedule of Investments in this report for additional information on Fund holdings.

An investment in the Fund entails substantial risks; loss of principal is possible. These risks include but are not limited to general market risks, fund specific risks, investment and securities specific risks, special investment instrument and technique risks, special risks of hedge funds and other unregistered portfolio funds. Please see the prospectus for further details. The Fund may not be suitable for all investors. Please review and consider the Fund’s investment objective, strategies, fees and risks (as described in the prospectus) before investing.

Investments by the Fund in Alternative Investment Products, including hedge funds, will increase the risk of investment loss as these underlying funds often engage in leveraging and other speculative investment practices. Additionally, the Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Current and future portfolio holdings are subject to risk.

Distributed by Quasar Distributors, LLC (11/08)

KIEWIT INVESTMENT FUND LLLP
PERFORMANCE INFORMATION (Unaudited)

Total Return For the Fund for the Six Months Ended September 30, 2008	-9.26%
Total Return For the Balanced Benchmark for the Six Months Ended September 30, 2008*	-6.66%
Average Annual Total Return For the Fund Since Inception	1.12	% †
Average Annual Total Return For the Balanced Benchmark Since Inception*	2.15	% †

Portfolio Summary as of September 30, 2008

Pzena Investment Management, LLC

Top Five Common Stocks ††	Percentage of Net Assets
Citigroup, Inc.	0.2%
JPMorgan Chase & Co.	0.2
Capital One Financial Corp.	0.2
Allstate Corp./The	0.2
Bank of America Corp.	0.2
Total	1.0%

SSgA Funds Management, Inc.

Top Five Common Stocks ††	Percentage of Net Assets
Exxon Mobil Corp	0.9%
General Electric Co.	0.6
Microsoft Corp.	0.5
Procter & Gamble Co.	0.5
Johnson & Johnson	0.5
Total	3.0%

Payden & Rygel

Top Five Short-Term Investments #	Percentage of Net Assets
U.S. Treasury Bill
1.61%, due 10/16/08 (a)	1.4%
U.S. Treasury Bill
0.64%, due 11/28/08 (a)	0.8
Federal Home Loan Mortgage Corp.
2.18%, due 10/20/08 (a)	0.7
Federal Agricultural Mortgage Corp.
2.12%, due 10/07/08 (a)	0.6
Federal National Mortgage Assn.
2.14%, due 10/14/08 (a)	0.6
Total	4.1%

Payden & Rygel

Top Five Fixed Income Investments	Percentage of Net Assets
Federal National Mortgage Assn.
5.50%, due 03/01/37	0.6%
Government National Mortgage Assn.
6.50%, due 10/20/37	0.6
Government National Mortgage Assn.
6.00%, due 11/20/37	0.5
Federal Home Loan Mortgage Corp.
5.50%, due 10/01/37	0.4
Federal National Mortgage Assn.
5.00%, due 09/01/33	0.4
Total	2.5%

Asset Allocation by Adviser/Sub-Adviser
as of September 30, 2008
(as a percentage of Net Assets)

*
The Balanced Benchmark is an unmanaged index created by the Adviser. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Lehman Brothers U.S. Aggregate Bond Index. Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index represents debt securities that are SEC-registered, taxable, and dollar denominated; the index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Balanced Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes. Investments cannot be made directly into the Balanced Benchmark.

†	The Fund commenced investment operations on August 24, 2005.
††	Excluding short-term investments.
#	Short-term Investments include cash/cash equivalents and other assets in excess of liabilities.
(a)	Zero coupon security - rate disclosed is the yield as of September 30, 2008.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Market Value	Percentage of Net Assets
EQUITY INVESTMENTS
Common Stocks (Active & Passive Domestic Equities)
Consumer Discretionary
Home Depot, Inc.	14,842	$384,259	0.2%
Other**	235,333	5,306,466	3.1%
		5,690,725	3.3%
Consumer Staples
Coca-Cola Co./The	9,189	485,914	0.3%
PepsiCo, Inc.	6,300	449,001	0.3%
Philip Morris International, Inc.	8,357	401,972	0.2%
Procter & Gamble Co.	12,066	840,880	0.5%
Wal-Mart Stores, Inc.	8,886	532,183	0.3%
Other**	92,125	3,056,315	1.8%
		5,766,265	3.4%
Energy
Chevron Corp.	8,200	676,336	0.4%
ConocoPhillips	6,083	445,580	0.3%
Exxon Mobil Corp.	20,895	1,622,706	0.9%
Other**	87,337	3,547,961	2.1%
		6,292,583	3.7%
Financials
Allstate Corp./The	8,525	393,173	0.2%
Bank of America Corp.	25,877	905,695	0.5%
Citigroup, Inc.	39,156	803,090	0.5%
Fannie Mae	14,902	22,800	0.0%
Freddie Mac	15,125	25,864	0.0%
JPMorgan Chase & Co.	20,121	939,651	0.6%
Wells Fargo & Co.	13,013	488,378	0.3%
Other**	284,853	6,528,912	3.8%
		10,107,563	5.9%
Health Care
Abbott Laboratories	6,100	351,238	0.2%
Amgen, Inc.*	6,626	392,723	0.2%
Johnson & Johnson	13,779	954,609	0.6%
Merck & Co., Inc.	12,825	404,757	0.3%
Pfizer, Inc.	26,636	491,168	0.3%
Other**	141,462	4,838,746	2.8%
		7,433,241	4.4%
Industrials
General Electric Co.	39,415	1,005,083	0.6%
Other**	127,609	5,234,143	3.1%
		6,239,226	3.7%
The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Market Value	Percentage of Net Assets
Information Technology
Apple, Inc.*	3,480	$395,537	0.2%
Cisco Systems, Inc.*	23,300	525,648	0.3%
Hewlett-Packard Co.	9,710	448,990	0.3%
Intel Corp.	22,624	423,748	0.2%
International Business Machines Corp.	5,437	635,912	0.4%
Microsoft Corp.	41,760	1,114,574	0.7%
Other**	327,731	5,366,219	3.1%
		8,910,628	5.2%
Materials
Other**	55,016	1,906,486	1.1%

Telecommunication Services
AT&T, Inc.	23,514	656,511	0.4%
Verizon Communications, Inc.	11,216	359,921	0.2%
Other**	37,326	385,269	0.2%
		1,401,701	0.8%
Utilities
Other**	69,540	2,284,805	1.3%

Total Common Stocks (Active & Passive Domestic Equities)
(Cost — $61,441,257)		56,033,223	32.8%

Investment Companies (Active International & Passive Domestic Equities)
Longleaf Partners International Fund	471,031	6,886,472	4.0%
Oakmark International Fund, Class I	444,182	6,978,100	4.1%
Total Investment Companies (Active International & Passive Domestic Equities)
(Cost — $18,190,196)		13,864,572	8.1%

Partnerships (Active Domestic & International Equities)(a)
Partnership (Active Domestic Equity)
ValueAct Capital Partners II, L.P.	7,300,000	8,708,000	5.1%
Partnership (Active International Equity)
Liberty Square Strategic Partners IV (Asia), L.P.	6,200,000	4,332,000	2.6%
Walter Scott International Fund LLC	9,066,882	10,441,000	6.1%
Total Partnerships (Active Domestic & International Equities)
(Cost — $22,600,000)		23,481,000	13.8%

TOTAL EQUITY INVESTMENTS
(Cost — $102,231,453)		93,378,795	54.7%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Market Value	Percentage of Net Assets
ALTERNATIVE ASSETS(a)
Hedge Funds
Canyon Value Realization Fund, L.P.	9,000,000	$9,820,000	5.8%
FFIP, L.P.	4,000,000	5,017,500	3.0%
GoldenTree Credit Opportunities, L.P.	3,500,000	3,098,000	1.8%
Lansdowne European Strategic Equity Fund, L.P.	3,500,000	3,916,000	2.3%
Perry Partners, L.P.	6,308,881	7,033,000	4.1%
Royal Capital Value Fund, L.P.	3,500,000	4,253,000	2.5%
Taconic Opportunity Fund, L.P.	7,750,000	7,731,000	4.5%
Tiedemann Global Emerging Markets QP, L.P.	3,500,000	3,966,000	2.3%
TOTAL ALTERNATIVE ASSETS
(Cost — $41,058,881)		44,834,500	26.3%

	Principal Amount	Market Value	Percentage of Net Assets
FIXED INCOME INVESTMENTS
Corporate Bonds
Consumer Discretionary
Other**	$621,000	$575,231	0.3%

Consumer Staples
PepsiCo, Inc., 4.65%, due 02/15/13	45,000	45,672	0.0%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	65,000	60,987	0.1%
Other**	824,000	832,128	0.5%
		938,787	0.6%
Energy
Other**	811,000	762,657	0.4%

Financials
Bank of America Corp.
4.25%, due 10/01/10	28,000	26,799	0.0%
5.75%, due 12/01/17	50,000	42,399	0.0%
Citigroup, Inc.
5.13%, due 02/14/11	60,000	56,007	0.1%
6.13%, due 05/15/18	35,000	28,980	0.0%
JPMorgan Chase & Co., 5.60%, due 06/01/11	50,000	49,350	0.0%
Wells Fargo & Co.
4.38%, due 01/31/13	20,000	18,384	0.0%
5.63%, due 12/11/17	25,000	22,976	0.0%
Other**	1,579,000	1,446,699	0.9%
		1,691,594	1.0%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2008 (Unaudited)	(in U.S. dollars)

	Principal Amount	Market Value	Percentage of Net Assets
Health Care
Abbott Laboratories, 5.88%, due 05/15/16	$70,000	$69,831	0.0%
Other**	671,000	652,580	0.4%
		722,411	0.4%
Industrials
Other**	332,000	328,016	0.2%

Information Technology
Cisco Systems, Inc., 5.25%, due 02/22/11	69,000	70,437	0.1%
Hewlett-Packard Co., 4.50%, due 03/01/13	30,000	28,826	0.0%
International Business Machines Corp., 5.88%, due 11/29/32	50,000	46,270	0.0%
Other**	344,000	323,525	0.2%
		469,058	0.3%
Materials
Other**	302,000	288,125	0.2%

Telecommunication Services
Verizon Communications, Inc.
5.25%, due 04/15/13	45,000	43,373	0.0%
5.85%, due 09/15/35	60,000	46,916	0.0%
Other**	522,000	504,668	0.3%
		594,957	0.3%
Utilities
Other**	361,000	335,545	0.2%

Foreign Government Securities
Other**	958,000	979,096	0.6%
Municipal Bonds
Arizona - Other**	100,000	94,004	0.1%
Texas - Other**	110,000	106,283	0.1%

U.S. Government Securities
Federal Home Loan Mortgage Corp.
6.00%, due 11/01/36	546,803	554,047	0.3%
5.50%, due 10/01/37	676,039	672,985	0.4%
		1,227,032	0.7%
Federal National Mortgage Association
5.00%, due 06/01/33	358,260	350,426	0.2%
5.00%, due 09/01/33	655,248	640,530	0.4%
5.50%, due 04/01/34	339,722	339,802	0.2%
5.50%, due 05/01/34	93,974	93,989	0.1%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2008 (Unaudited)	(in U.S. dollars)

	Principal Amount	Market Value	Percentage of Net Assets
5.50%, due 04/01/36	$199,605	$199,327	0.1%
5.89%, due 12/01/36(c)	159,163	162,358	0.1%
5.50%, due 03/01/37	1,112,784	1,110,713	0.6%
		2,897,145	1.7%
Federal Home Loan Bank System
2.50%, due 01/22/09	125,000	124,770	0.1%
2.20%, due 04/01/09	110,000	109,453	0.1%
5.00%, due 09/18/09	175,000	177,807	0.1%
3.38%, due 08/13/10	200,000	200,191	0.1%
4.00%, due 09/06/13	20,000	19,822	0.0%
3.63%, due 10/18/13	180,000	175,071	0.1%
		807,114	0.5%
Government National Mortgage Association
6.50%, due 10/20/37	965,312	989,199	0.6%
6.00%, due 11/20/37	798,307	809,990	0.5%
6.00%, due 06/20/38	623,561	632,554	0.4%
5.50%, due 07/20/38	458,822	458,125	0.2%
5.50%, due 10/15/38, TBA(b)(g)	410,000	410,385	0.2%
		3,300,253	1.9%
		8,231,544	4.8%

U.S. Treasury Securities (1.7%)
U.S. Treasury Notes
3.13%, due 10/15/08(f)	187,000	187,097	0.1%
4.88%, due 06/30/09(f)	250,000	255,645	0.2%
3.63%, due 10/31/09(f)	400,000	407,469	0.2%
2.88%, due 06/30/10	204,000	207,363	0.1%
2.75%, due 07/31/10	195,000	198,032	0.1%
3.88%, due 09/15/10(f)	311,000	323,051	0.2%
3.38%, due 06/30/13	375,000	382,529	0.2%
3.38%, due 07/31/13	160,000	162,912	0.1%
3.13%, due 08/31/13	330,000	332,526	0.2%
3.88%, due 05/15/18	142,000	142,932	0.1%
4.00%, due 08/15/18	179,000	181,545	0.1%
6.13%, due 11/15/27	124,000	150,951	0.1%
		2,932,052	1.7%

TOTAL FIXED INCOME INVESTMENTS
(Cost — $19,507,587)		19,049,360	11.2%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2008 (Unaudited)	(in U.S. dollars)

	Number of Rights	Market Value	Percentage of Net Assets
RIGHTS
Other**	100	$65	0.0%

	Principal Amount	Market Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS
Commercial Paper
JPMorgan Chase & Co., 0.61%, 12/31/49	$202,444	$202,444	0.1%
Discount Notes
Federal Agricultural Mortgage Corp.
1.93%, due 10/10/08(d)	350,000	349,812	0.2%
2.12%, due 10/7/08(d)	1,100,000	1,099,547	0.6%
		1,449,359	0.8%
Federal Farm Credit
1.95%, due 10/9/08(d)	400,000	399,805	0.3%
2.48%, due 12/15/08(d)	736,000	732,167	0.4%
		1,131,972	0.7%
Federal Home Loan Bank
2.05%, due 10/17/08(d)	350,000	349,661	0.2%
2.10%, due 11/5/08(d)	300,000	299,370	0.2%
2.47%, due 12/3/08(d)	400,000	398,250	0.2%
		1,047,281	0.6%
Federal Home Loan Mortgage Corp.
2.18%, due 10/20/08(d)	1,150,000	1,148,609	0.7%
Federal National Mortgage Association
2.14%, due 10/14/08(d)	900,000	899,253	0.6%
U.S. Treasury Securities
U.S. Treasury Bills
0.64%, due 11/28/08(d)	1,300,000	1,298,638	0.7%
0.66%, due 12/11/08(d)	854,000	852,880	0.5%
0.70%, due 12/4/08(d)	900,000	898,856	0.5%
1.49%, due 11/6/08(d)	90,000	89,862	0.1%
1.61%, due 10/16/08(d)	2,350,000	2,348,315	1.4%
		5,488,551	3.2%
TOTAL SHORT-TERM INVESTMENTS
(Cost — $11,364,692)		11,367,469	6.7%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Concluded)
AS OF SEPTEMBER 30, 2008 (Unaudited)	(in U.S. dollars)

	Market Value	Percentage of Net Assets
TOTAL INVESTMENTS
(Cost $174,162,613)(e)	$168,630,189	98.9%
Other Assets in Excess of Liabilities	1,948,950	1.1%
NET ASSETS	$170,579,139	100.0%

Notes to Summary Schedule of Investments:

*	Non-income producing security.
**	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(a)	Securities are valued at fair value — at September 30, 2008, the Fund held $68,315,000 of fair valued securities, representing 40.1% of net assets.
(b)	Dollar roll transaction. See Note 9 to the Financial Statements.
(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2008.
(d)	Zero coupon security — rate disclosed is yield as of September 30, 2008.
(e)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.
(f)	All or a portion of the security has been segregated to meet the Fund's obligation for delayed delivery securities.
(g)	Security is subject to delayed delivery. See Note 8 to Financial Statements
TBA — To be announced.

(in U.S. dollars)

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at September 30, 2008.

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Depreciation
Long:
E-mini Russell 2000 Index	1	$67,775	December-08	$(4,377)
E-mini S&P 500 Index	12	700,440	December-08	(54,628)
E-mini S&P Midcap 400 Index	2	146,060	December-08	(12,882)
				$(71,887)

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Investments is available (i) without charge, upon request, by calling the Fund toll-free at 800-443-4306; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008 (Unaudited)

ASSETS:
Investments, at Value (Cost $174,162,613)	$168,630,189
Cash	325,114
Receivable from Portfolio Funds	8,017,500
Dividends and Interest Receivable	273,156
Prepaid Insurance Fee	97,028
Receivable for Investment Securities Sold	75,429
Variation Margin Receivable	38,325
Receivable from Unitholders	1,354
Total Assets	177,458,095

LIABILITIES:
Units Redeemed Payable	6,038,355
Payable for Investment Securities Purchased	441,025
Advisory and Sub-Advisory Fees Payable	183,652
Administration Fees Payable	126,669
Accrued Expenses	89,255
Total Liabilities	6,878,956
Net Assets	$170,579,139

NET ASSETS CONSIST OF:
Paid-in Capital	$173,988,630
Undistributed Net Investment Income	305,342
Accumulated Net Realized Gain	1,889,478
Unrealized Depreciation on:
Investments	(5,532,424)
Futures Contracts	(71,887)
Net Assets	$170,579,139

Units Outstanding (unlimited units authorized)	11,345.80

Net Asset Value Per Unit	$15,034.57

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (Unaudited)

Investment Income:
Dividends	$670,813
Interest	650,389
Total Income	1,321,202

Expenses:
Advisory and Sub-Advisory Fees (Note B)	428,389
Administration Fees (Note C)	146,901
Directors' and Officers' Fees	164,951
Legal Fees	120,328
Insurance Fees	49,462
Transfer Agent Fees (Note C)	40,110
Audit Fees	32,589
Printing Fees	27,574
Custodian Fees (Note F)	17,548
Registration and Filing Fees	6,017
Miscellaneous Expenses	14,539
Total Expenses	1,048,408
Net Investment Income	272,794

Net Realized Gain (Loss) on:
Investments Sold	192,133
Futures Contracts	(29,321)
Net Realized Gain	162,812

Change in Unrealized Depreciation on:
Investments	(18,301,488)
Futures Contracts	(86,055)
Change in Unrealized Depreciation	(18,387,543)
Total Net Realized Gain (Loss) and Change in Unrealized Depreciation	(18,224,731)
Net Decrease in Net Assets Resulting from Operations	$(17,951,937)

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2008 (Unaudited)	For the Year Ended March 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$272,794	$3,206,537
Net Realized Gain	162,812	1,124,232
Change in Unrealized Depreciation	(18,387,543)	(11,724,786)
Net Decrease in Net Assets Resulting from Operations	(17,951,937)	(7,394,017)

Distributions:
Net Investment Income	(3,512,203)	——

Capital Transactions:(1)
Subscribed	645,000	20,375,700
Redeemed	(6,038,355)	(3,175,804)
Net Increase (Decrease) in Net Assets from Capital Unit Transactions	(5,393,355)	17,199,896
Total Increase (Decrease) in Net Assets	(26,857,495)	9,805,879

Net Assets:
Beginning of Period	$197,436,634	$187,630,755
End of Period	$170,579,139	$197,436,634

Undistributed Net Investment Income Included in End of Period Net Assets	$305,342	$3,544,751

(1) Capital Transactions:
Units Subscribed	40.09	1,126.82
Units Redeemed	(401.63)	(182.46)
Net Increase (Decrease) from Capital Unit Transactions	(361.54)	944.36

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF CASH FLOWS

For the Six Months Ended September 30, 2008 (Unaudited)
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(17,951,937)
Adjustments to Reconcile Net Decrease in Net Assets from Operations to Net Cash provided from Operating Activities:
Purchase of investment securities	(41,289,886)
Proceeds from disposition of investment securities	50,343,042
Proceeds from short-term investment securities, net	6,059,436
Decrease in receivable for investment securities sold	4,239,926
Increase in dividends and interest receivable	(11,489)
Increase in receivable from portfolio funds	(8,017,500)
Increase in prepaid insurance fee	(58,298)
Decrease in receivable from unit holders	36,861
Decrease in payable for investment securities purchased	(7,079,369)
Decrease in advisory and sub-advisory fees payable	(22,385)
Increase in adminstration fees payable	74,183
Net change in variation margin	(35,389)
Decrease accrued expenses	(8,698)
Net accretion of discounts and premiums	(113,871)
Unrealized depreciation on securities	18,301,488
Net realized gain from investments	(192,133)
Net cash provided from operating activities	4,273,981
Cash Flows from Financing Activities:
Increase in units redeemed payable	4,208,528
Proceeds from units subscribed	645,000
Payment on units redeemed	(6,038,355)
Cash distributions paid	(3,512,203)
Net cash used in financing activities	(4,697,030)
Net decrease in cash	(423,049)

Cash:
Beginning balance	748,163
Ending balance	$325,114

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
FINANCIAL HIGHLIGHTS
FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD

	For the Six Months Ended September 30, 2008 (Unaudited)		For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period August 24, 2005 † to March 31, 2006
Net Asset Value, Beginning of Period	$16,864.35		$17,432.97	$15,984.27	$15,000.00

Income from Investment Operations:
Net Investment Income	23.27	(a)	281.66 (a)	227.76 (a)	64.03
Net Realized and Unrealized Gain (Loss)	(1,553.05)		(850.28)	1,470.94	920.24
Total from Investment Operations	(1,529.78)		(568.62)	1,698.70	984.27
Less Distributions from:
Net Investment Income	(300.00)		—	(250.00)	—

Net Asset Value, End of Period	$15,034.57		$16,864.35	$17,432.97	$15,984.27

Total Return	(9.26	%)**	(3.26%)	10.65%	6.56	%**

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$170,579		$197,437	$187,631	$159,327
Ratio of Expenses to Average Net Assets	1.08	*	1.10%	1.20%	1.58	%*
Ratio of Net Investment Income to Average Net Assets	0.28	*	1.58%	1.38%	0.70	%*
Portfolio Turnover Rate	23	%**	63%	61%	51	%**

†	Commencement of investment operations.
(a)	The net investment income per unit data was determined by using average units outstanding throughout the period.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2008 (Unaudited)

Kiewit Investment Fund LLLP (the ‘‘Fund’’) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission (the ‘‘Commission’’ or the ‘‘SEC’’) exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.

The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (‘‘Kiewit’’) and its affiliated companies who are or were participants in the Kiewit Employee Ownership Plan or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.

A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Security Valuation:

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the ‘‘Board’’). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (‘‘Portfolio Funds’’) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (‘‘Hall Capital Partners’’ or the ‘‘Adviser’’) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective April 1, 2008. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. The inputs are summarized in the three broad levels listed below.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

Level 1 -	quoted prices in active markets for identical investments
Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates)
Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$91,465,850	$(71,887)
Level 2 - Other Significant Observable Inputs	8,848,839	—
Level 3 - Significant Unobservable Inputs	68,315,500	—
Total	$168,630,189	$(71,887)

*Other financial instruments include futures, forwards, reverse repurchase agreements and swap contracts, if relevant.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 3/31/08	$79,374,000	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	1,326,381	—
Change in unrealized appreciation (depreciation)	(9,193,762)	—
Change in realized appreciation (depreciation)	—	—
Net purchases (sales)	(3,191,119)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 9/30/08	$68,315,500	$—

2. Futures:

Financial futures contracts (secured by cash and securities deposited with brokers as ‘‘initial margin’’) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ‘‘variation margin’’) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Real Estate Investment Trusts:

The Fund may invest in both publicly and privately traded real estate investment trusts (“REITs”). REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs can be listed and traded on the national securities exchanges or can be traded privately between individual owners. REITs report information on the source of the distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

4. Foreign Currency Transactions:

Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign currency exchange rates on investments.

5. Security Transactions and Investment Income:

Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

6. Expenses:

Certain expenses have been allocated to the Fund daily on a pro rata basis based upon the respective aggregate net asset value of the Fund.

7. Dividends and Distributions:

Distributions to unitholders are recorded on the record date determined by the Board. The taxability of distributions is determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

8. Delayed Delivery Transactions:

The Fund may purchase or sell securities on a ‘‘when-issued’’ or ‘‘delayed delivery’’ basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Cash or liquid securities are designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, the Fund may lose some flexibility in managing its investments, responding to unitholder redemption requests, or meeting other current obligations. Additionally, losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

9. Dollar Rolls:

The Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Fund accounts for these transactions as purchases and sales. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Fund exceeding the return on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

During the six months ended September 30, 2008, the Fund* engaged in dollar roll transactions:
Maximum Amount Outstanding During the Period	Principal Amount Outstanding as of 09/30/08	Average Amount Outstanding During the Period	Average Units Outstanding During the Period	Average Amount Per Unit Outstanding During the Period	Fee Income Earned
$3,888,630	$11,346	$1,021,768	$11,722	$87	$—

* Payden & Rygel (a Sub-Adviser) engaged in dollar roll transactions on behalf of the Fund.

10. New Accounting Pronouncement:

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

B. Advisory and Sub-Advisory Fees: Hall Capital Partners serves as the Fund’s investment adviser and provides investment management services to the Fund. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Board.

On August 12, 2008, the Advisory Agreement was continued for a one-year term, and the Fund pays the Advisor an advisory fee at an annual rate of 0.375% of the Fund’s net assets determined as of the end of each quarter.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

The Sub-Advisory Agreements were also continued for a one-year term. The Fund will pay each Sub-Adviser an advisory fee computed as a percentage of the Fund’s net assets allocated to such Sub-Adviser. The Sub-Advisers selected by the Board are: (1) Pzena Investment Management, LLC (‘‘PIM’’), which is responsible for a portion of the Fund’s active U.S. equity strategy, (2) Payden & Rygel, which is responsible for the Fund’s fixed income strategy, including managing the Fund’s cash account, and (3) SSgA Funds Management, Inc. (‘‘SSgA FM’’), which is responsible for managing the Fund’s Russell 3000 Index strategy.

As compensation for its investment advisory services, the Fund pays PIM a sub-advisory fee based on the average net assets managed by PIM, payable monthly, at the following annual rate: (i) 0.70% per annum on the first $25,000,000; (ii) 0.50% per annum on the next $75,000,000; (iii) 0.40% per annum on the next $200,000,000, and (iv) 0.35% per annum thereafter.

As compensation for its investment advisory services, the Fund pays Payden & Rygel a sub-advisory fee based on the average net assets managed by Payden & Rygel payable monthly, at an annual rate of 0.15% for managing cash and equivalent assets, and 0.22% for managing fixed income assets on the first $50,000,000 and 0.15% per annum thereafter.

As compensation for its investment advisory services, the Fund pays SSgA FM a sub-advisory fee based on the average net assets managed by SSgA FM, payable monthly, of 0.08% of the first $50,000,000, 0.06% of the next $50,000,000, and 0.04% per annum thereafter. There is a minimum per annum fee of $50,000.

The Fund invests in Portfolio Funds, and Portfolio Fund managers are compensated by asset-based fees and by performance fees or incentive allocations. These fees and allocations are not paid directly by the Fund. Rather, each Portfolio Fund deducts such fees directly from its assets.

C. Administration Fees: Under the terms of an administration agreement with the Fund, J.P. Morgan Investor Services Co. (‘‘JPMorgan’’) provides transfer agent, tax, accounting and administrative services to the Fund. In consideration for these services, the Fund paid JPMorgan a fee of $187,011 for the six months ended September 30, 2008.

D. Distributor: Limited Partnership Units of the Fund (‘‘Units’’) are distributed by Quasar Distributors, LLC (the ‘‘Distributor’’). Kiewit pays the Distributor for its services in connection with the offering of Units.

E. Investment Professional: Linsco Private Ledger Corp., through its investment adviser representatives at Carson Wealth Management Group (the ‘‘Investment Professional’’), has been retained to be available to consult with each potential investor. Before any prospective investor may invest in the Fund, the Fund will require the following certifications from the investor: (1) he or she is eligible to own Units and meets other requirements for investment, (2) the investor will not transfer his or her Units except in accordance with the Partnership Agreement, (3) the prospective investor is aware of the availability of the Investment Professional for personal consultation without charge to the potential investor or the Fund and (4) the potential investor had the opportunity to consult with the Investment Professional to the extent that he or she deemed appropriate. The fees and expenses of the Investment Professional relating to investing in the Fund are paid by Kiewit.

F. Custodian Fees: JPMorgan Chase Bank, N.A., an affiliate of JPMorgan, serves as the Fund’s custodian and maintains custody of the Fund’s assets. In consideration for these services, the Fund paid JPMorgan Chase Bank, N.A. a fee of $17,548 for the six months ended September 30, 2008.

G. Federal Income Taxes: The Fund is a limited liability limited partnership and does not pay U.S. Federal income tax on its taxable income. Instead, the income, gain, loss and deduction of the Fund are allocated among the limited partners and Kiewit Investment Holdings Inc., the general partner for tax purposes. Accordingly, no provision has been made for U.S. Federal income tax in the accompanying financial statements.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Concluded)

The Fund adopted the provisions of the Financial Accounting Standards Board’s (‘‘FASB’’) Interpretation Number 48, Accounting for Uncertainty in Income Taxes, on September 30, 2008. As of September 30, 2008, this did not result in an impact to the Fund’s financial statements.

 H. Purchases and Sales: During the six months ended September 30, 2008, the Fund’s cost of purchases and proceeds from sales totaled $28,795,262 and $33,833,563, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. For the six months ended September 30, 2008, cost of purchases and proceeds from sales of long-term U.S. Government securities were $12,494,624 and $16,509,479 respectively.

At September 30, 2008, cost and unrealized depreciation for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:
Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$174,162,613	$13,624,096	$(19,156,520)	$(5,532,424)

I. Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

J. Other: At September 30, 2008, the Fund had one Unitholder who controlled more than 10% of the outstanding Units. The aggregate percentage of Units held by this Unitholder was 42.22%.

K. Indemnification: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

At an in-person meeting on August 12, 2008, the Board, with the assistance of Fund counsel, considered (1) the continuance of the Investment Advisory Agreement between Hall Capital Partners LLC (“Hall Capital” or the “Adviser”) and the Fund (the “Advisory Agreement”) and (2) the continuance of the Sub-Advisory Investment Agreements among the Fund, Hall Capital and Payden & Rygel (“Payden”); the Fund, Hall Capital and Pzena Investment Management, LLC (“Pzena”); and the Fund, Hall Capital and SSgA Funds Management, Inc. (“SSgA”) (collectively, the “Sub-Advisers” and the “Sub-Advisory Agreements”).

The following discussion is not intended to be all-inclusive. With respect to the Advisory Agreement and Sub-Advisory Agreements, the Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and its Audit Committee held during the course of the year. There were several discussions among the Directors, Fund management and Fund counsel leading up to the meeting of the Board on August 12th.

In view of the broad scope and variety of the information reviewed, the Board did not find it practicable to make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not identify any particular information that was all-important or controlling. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors believed to be relevant, although individual Directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

In preparation for the August 12, 2008 meeting, the Board members discussed Hall Capital and each Sub-Adviser and the performance thereof. In addition, the Board appointed one Director to lead the process of requesting, reviewing and coordinating the overall process in connection with the renewal of the Advisory Agreement and the Sub-Advisory Agreements. During the period leading up to the meeting, this Director, with the assistance of Fund counsel, held discussions with the Adviser and each Sub-Adviser and reported to the Board.

At the August 12th in-person meeting, the Board evaluated, among other things, written information provided by Hall Capital and each Sub-Adviser as well as a discussion held with representatives of the Adviser and each Sub-Adviser and answers to questions posed by the Board to these representatives. In response to specific requests from the Directors, Hall Capital and the Sub-Advisers furnished information concerning a variety of matters, including, (1) details concerning the nature, extent and quality of the services provided by Hall Capital and the Sub-Advisers; (2) the investment performance of the Fund as a whole and of the portion of the Fund’s assets advised by each Sub-Adviser; (3) the advisory fees, sub-advisory fees and total expenses of the Fund; (4) an assessment as to whether any economies of scale existed in connection with the operation of the Fund; and (5) information concerning costs of services provided to the Fund and the profitability to Hall Capital and the Sub-Advisers of providing such services, including any direct or indirect benefits (such as soft dollars) enjoyed by Hall Capital, the Sub-Advisers or their respective affiliates as a result of their relationship with the Fund. In addition, the Board also evaluated information contained in a report prepared by an independent consultant that consisted of detailed fee, expense and performance information. This report also ranked the Fund in relation to other funds selected by the independent consultant consisting of unaffiliated funds of funds (“Comparable Group”).

Below is a discussion of the information considered by the Board as well as the Board’s conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for approval.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by Hall Capital and the Sub-Advisers

Hall Capital

The Board considered the nature, quality and extent of services provided by Hall Capital to the Fund. In making its evaluation with respect to the Advisory Agreement, the Board considered that, subject to the supervision and approval of the Board, Hall Capital is responsible for developing, implementing and supervising the Fund’s investment program including managing the portion of the Fund’s assets invested in portfolio investment funds and recommending sub-advisers to manage the Fund’s assets. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by Hall Capital under the Advisory Agreement and that there was a reasonable basis on which to conclude that Hall Capital, given its substantial investment management experience, would continue to provide high quality investment advisory services to the Fund.

Sub-Advisers

The Board considered the nature, quality and extent of services provided by each Sub-Adviser. In making its evaluation with respect to the Sub-Advisory Agreements, the Board considered that under each Sub-Advisory Agreement, the respective Sub-Adviser is responsible for managing a portion of the Fund’s assets, including the purchase, retention and disposition of the investments, securities and cash contained in its portion of the portfolio, in accordance with the Fund’s investment objective and strategies as stated in its Prospectus and Statement of Additional Information. In connection with these responsibilities and duties, the Board considered the fact that each Sub-Adviser is responsible for (1) providing investment research and supervision of the Fund’s investments and conducting a continuous program of investment evaluation; (2) furnishing Hall Capital or the Fund with statistical information with respect to its investments as requested; (3) apprising the Fund of any important material developments and furnishing the Fund with such information as it believes is appropriate for this purpose; and (4) implementing all purchases and sales of investments for the portion of Fund assets it advises in a manner consistent with its policies.

Taking into account the Adviser’s evaluation and recommendation of the continuation of each Sub-Advisory Agreement, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by each of the Sub-Advisers under its Sub-Advisory Agreement and concluded that there was a reasonable basis on which to conclude that each Sub-Adviser would continue to provide satisfactory investment sub-advisory services to the Fund.

Investment Performance

One element of the nature, quality and extent of services is investment performance. The Board reviewed information with respect to the Fund’s performance compared to its benchmark for the one year period ended March 31, 2008 as well as additional information through the quarter ended June 30, 2008. The Board also evaluated information contained in a report prepared by an independent consultant that consisted of detailed performance information for the Fund that ranked its performance and the performance of the portion of the Fund’s assets managed by each Sub-Adviser with a Comparable Group selected by the independent consultant. The Board was also provided with statistics for the benchmark returns for various broad market indicators. In reviewing the performance of the Fund, the Board also considered the size of the Fund and the fact that it is designed to serve as a long-term, diversified, investment vehicle for current and former employees of Peter Kiewit Sons’, Inc. and its affiliated companies and members of their immediate families.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

The Board concluded that continuation of the Advisory Agreement and Sub-Advisory Agreements was appropriate in light of the operating history of the Fund, the asset size of the Fund and the performance of Hall Capital and the Sub-Advisers. The benchmark and peer group comparisons for the Fund, the Adviser and the Sub-Advisers of the Fund are summarized below.

The Fund and Adviser

Under the Advisory Agreement, Hall Capital, as the investment adviser, is responsible for developing, implementing and supervising the Fund’s investment program subject to the supervision of the Fund’s Board of Directors. The Advisory Agreement provides that the Adviser shall: (i) recommend Sub-Advisers to invest portions of the Fund’s assets directly on the Fund’s behalf and (ii) invest the Fund’s assets in portfolio funds directly. For the period from its inception on August 24, 2005 through March 31, 2008, net of all fees, the Fund outperformed its portfolio benchmark. The portfolio benchmark is an unmanaged index created by the Adviser consisting of a 60% weighting of the Russell® 3000 Index and a 40% weighting of the Lehman Brothers U.S. Aggregate Bond Index. Net of all fees, the Fund underperformed its portfolio benchmark for the year ended March 31, 2008.

The Sub-Advisers

The Board evaluated the performance of each of the Sub-Advisers. Payden manages all of the Fund’s assets allocated to a fixed income strategy and the Fund’s cash account. In managing the Fund’s fixed income assets, Payden achieved a return matching the performance of the Lehman Aggregate Bond Index for the year ended March 31, 2008. The Board noted that Payden slightly underperformed its benchmark index, the 3 month T-Bill, in managing the cash portion of the Fund for the year ended March 31, 2008. Pzena manages the Fund’s active U.S. equity assets. Pzena underperformed its benchmark, the Russell 1000® Large Cap Value Index, for the year ended March 31, 2008. SSgA manages the Fund’s passive U.S. equity investments. SSgA matched the performance of its benchmark, the Russell 3000® Index, for the year ended March 31, 2008. The Board reviewed comparative performance data from an independent consultant, and took into account the relative merits of the information as a basis for comparison given that the Fund used a universe average provided by the independent consultant to allocate operating expenses, but the Sub-Advisers have no ability to offset Fund expenses. During its evaluation of the performance of each Sub-Adviser, the Board received information from the Adviser regarding the market environment for the period reviewed and considered the evaluations and recommendations of the Adviser.

Advisory Fees, Sub-Advisory Fees and Total Expenses

The Board considered the advisory fee paid by the Fund to Hall Capital as well as the sub-advisory fees paid by the Fund to the Sub-Advisers. To assist the Board in its evaluation, the Board reviewed information provided by an independent consultant that consisted of fee information for the Adviser and Sub-Advisers, including contractual management fees and total Fund operating expenses, and compared it against a Comparable Group. The Board reviewed the Fund’s expense structure in light of the complexity of the Fund and its operations and recognized that neither the Adviser nor the Sub-Advisers were directly responsible for expenses other than their advisory fees, which made the comparative information less useful than for a more traditional fund.

When measured against the Comparable Group, the Board noted that Payden’s and SSgA’s contractual fees for managing the cash portion of the Fund and the Fund’s passive U.S. equity investments, respectively, were below the average, that Payden’s contractual fee for managing the Fund’s fixed income assets was slightly above the average and that Pzena’s contractual fee for managing the Fund’s active U.S. equity investments was above the average. For Hall Capital, the Board recognized the limitations of the peer comparisons, and considered its contractual fee to be reasonable separately and to be below average when aggregate fund management fees and related expenses were compared to those of comparable funds.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Concluded)

Costs of Services Provided and Profitability

The Board requested and received information with respect to the costs of services provided by Hall Capital and certain Sub-Advisers and the estimated profit or loss in providing such services.

The Board also reviewed information provided by Hall Capital and each Sub-Adviser with respect to any indirect benefits received as a result of their relationship with the Fund. The Board considered each firm’s brokerage policies, including any benefits received from soft dollar arrangements. The Board also considered that Hall Capital and the Sub-Advisers may receive intangible benefits such as enhanced name recognition.

The Board concluded that the benefits derived by Hall Capital and the Sub-Advisers were reasonable and consistent with the types of benefits generally derived by an adviser and/or a sub-adviser to a closed-end management investment company.

Economies of Scale

The Board considered whether the Fund has benefited from economies of scale and whether there is potential for future realization of economies of scale. The Board also considered the limitations on the ability of the Fund’s units to be distributed beyond the universe of the eligible investors permitted by its status as an employees’ securities company and the effect that would have on raising the Fund’s asset level. The Board concluded that the advisory fee structure at the Adviser level with respect to the Advisory Agreement and at the Sub-Adviser level with respect to the Sub-Advisory Agreements was reasonable and that no changes were currently necessary to reflect economies of scale.

Conclusions

At the August 12, 2008 meeting, the Board having requested and received such information from Hall Capital and the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreements unanimously approved (1) the continuance of the Advisory Agreement for a one year period and (2) the continuance of each Sub-Advisory Agreement for a one year period and further unanimously approved the compensation payable to Hall Capital and the compensation payable to the Sub-Advisers as set forth in the Advisory Agreement and each Sub-Advisory Agreement, respectively.

KIEWIT INVESTMENT FUND LLLP
ADDITIONAL TAX INFORMATION AS OF SEPTEMBER 30, 2008 (Unaudited)

The amounts below represent an estimate of taxable income PER FUND UNIT for the nine months ended September 30, 2008, and is being provided to assist you with tax planning for the 2008 tax year. None of this information has been audited. This information is very preliminary, and the amounts reported on your Final 2008 Schedule K-1 may vary significantly.

To determine your estimated taxable income and gain/(loss), multiply the number of units you own by the amounts indicated.

Estimated Taxable Income:
Interest Income	$169
Ordinary Dividends *	113
Ordinary Income	36
Net Short-Term Capital Gain/(Loss)	0
Net Long-Term Capital Gain/(Loss)	0
Net Section 1256 Gain/(Loss)	(17)
Other Deductions	(191)

* Includes Qualified Dividends of $98

This estimate of taxable income is based on the best information available to the Fund as of September 30, 2008. A portion of the Fund's assets as of September 30, 2008 were invested in hedge funds, which provided information to the Fund for purposes of this estimate. That information, some of which was for periods prior to September 30, 2008, is unaudited and preliminary. Further, it has not been verified by the Fund or its agents, therefore the Fund does not assume responsibility for its accuracy.

Directors
Philip J. Ruden
Chairman of the Board
Robert D. Bates
Richard L. Jarvis [1]
Ben E. Muraskin
Kenneth E. Stinson

Executive Officers
Robert L. Giles, Jr
President, Chief Executive
Officer and Chief Compliance Officer
Denise A. Meredith
Treasurer and Chief Financial Officer
Helen Robichaud [2]
Secretary

Investment Adviser
Hall Capital Partners LLC
One Maritime Plaza, 5th Floor
San Francisco, California 94111

Administrator and Transfer Agent
J.P. Morgan Investor Services Co.
73 Tremont Street
Boston, Massachusetts 02108

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Independent Registered Public Accounting Firm
KPMG LLP
99 High Street
Boston, Massachusetts 02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

1 Michael R. McCarthy resigned and Richard L. Jarvis was elected at a Board meeting on 11/7/2008.
2 Gregory L. Pickard resigned and Helen Robichaud was appointed at a Board meeting on 11/7/2008.

Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of the Fund’s Units will fluctuate so that Units, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Kiewit Investment Fund LLLP will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (’’SEC’’) for the first and third quarters of each fiscal year on Form N-Q, and on Form N-CSR for the second and fourth quarters of each fiscal year. The Fund’s Form N-Q and Form N-CSR will be available on the SEC’s Website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) Information regarding how the Fund voted any proxies related to portfolio securities from inception through June 30, 2008, without charge, upon request by contacting the Fund directly at 1-800-443-4306 or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).

This report is authorized for distribution only when preceded or accompanied by a prospectus which describes in detail the Fund’s investment policies, risks, fees, and expenses. Please read the prospectus carefully before you invest or send money. Additional information about the Fund is available without charge, upon written or oral request, by contacting Kiewit Investment Fund LLLP at:

P.O. Box 5354, Cincinnati, OH 45201-4220, Phone: (800) 443-4306 E-mail: KIF_info@jpmorgan.com
Worldwide web: kiewitinvestmentfund.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a)	Schedule I -

Investments in Securities of Unaffiliated Issuers.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
	Shares	Market Value
EQUITY INVESTMENTS (54.7%)
Common Stocks (Active & Passive Domestic Equities) (32.8%)
Consumer Discretionary — 3.3%
99 Cents Only Stores*	100	$1,097
Aaron Rents, Inc.	100	2,707
Abercrombie & Fitch Co., Class A	353	13,926
Advance Auto Parts, Inc.	400	15,864
Aeropostale, Inc.*	300	9,633
AFC Enterprises*	100	726
AH Belo Corp., Class A	60	310
Amazon.com, Inc.*	1,250	90,950
Ambassadors Group, Inc.	100	1,591
American Axle & Manufacturing Holdings, Inc.	200	1,072
American Eagle Outfitters, Inc.	800	12,200
American Greetings Corp., Class A	200	3,058
Ameristar Casinos, Inc.	100	1,419
AnnTaylor Stores Corp.*	300	6,192
Apollo Group, Inc., Class A*	556	32,971
Arbitron, Inc.	100	4,469
ArvinMeritor, Inc.	200	2,608
Ascent Media Corp., Class A*	55	1,343
ATC Technology Corp.*	100	2,374
Audiovox Corp., Class A*	100	937
Autoliv, Inc.	300	10,125
AutoNation, Inc.*	547	6,148
Autozone, Inc.*	200	24,668
Bally Technologies, Inc.*	200	6,056
Barnes & Noble, Inc.	200	5,216
Beazer Homes USA, Inc.*	200	1,196
Bebe Stores, Inc.	100	977
Bed Bath & Beyond, Inc.*	1,100	34,551
Belo Corp., Class A	300	1,788
Best Buy Co., Inc.	1,313	49,237
Big 5 Sporting Goods Corp.	100	1,032
Big Lots, Inc.*	400	11,132
BJ's Restaurants, Inc.*	100	1,194
Black & Decker Corp.	300	18,225
Blockbuster, Inc., Class A*	600	1,230
Blue Nile, Inc.*	100	4,287
Bluegreen Corp.*	100	691
Blyth, Inc.	100	1,134
Bob Evans Farms, Inc.	100	2,729
Borders Group, Inc.	200	1,312
BorgWarner, Inc.	500	16,385
Boyd Gaming Corp.	200	1,872
Brinker International, Inc.	450	8,051
Brookfield Homes Corp.	88	1,264
Brown Shoe Co., Inc.	225	3,686
Brunswick Corp./DE	300	3,837
Buckle, Inc./The	100	5,554
Build-A-Bear Workshop, Inc.*	100	728
Burger King Holdings, Inc.	300	7,368
Cabela's, Inc.*	100	1,208
Cablevision Systems Corp., Class A	800	20,128
California Pizza Kitchen, Inc.*	150	1,931
Callaway Golf Co.	300	4,221
Capella Education Co.*	100	4,286
Career Education Corp.*	300	4,905
Carmax, Inc.*	800	11,200
Carnival Corp.	1,700	60,095
Carter's, Inc.*	200	3,946

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Cato Corp./The, Class A	100	1,755
CBRL Group, Inc.	110	2,893
CBS Corp., Class B	2,500	36,450
CEC Entertainment, Inc.*	100	3,320
Centex Corp.	500	8,100
Central European Media Enterprises Ltd., Class A*	138	9,025
Champion Enterprises, Inc.*	300	1,665
Charlotte Russe Holding, Inc.*	100	1,025
Charming Shoppes, Inc.*	400	1,956
Charter Communications, Inc., Class A*	1,000	730
Cheesecake Factory/The*	300	4,386
Chico's FAS, Inc.*	600	3,282
Childrens Place Retail Stores, Inc./The*	100	3,335
Chipotle Mexican Grill, Inc., Class A*	144	7,991
Choice Hotels International, Inc.	100	2,710
Christopher & Banks Corp.	100	767
Circuit City Stores, Inc.	600	456
Citadel Broadcasting Corp.*	795	620
CKE Restaurants, Inc.	200	2,120
CKX, Inc.*	100	616
Clear Channel Outdoor Holdings, Inc., Class A*	100	1,368
Coach, Inc.*	1,400	35,056
Coinstar, Inc.*	100	3,200
Coldwater Creek, Inc.*	250	1,448
Collective Brands, Inc.*	200	3,662
Columbia Sportswear Co.	100	4,196
Comcast Corp., Class A	11,100	217,893
Cooper Tire & Rubber Co.	200	1,720
Corinthian Colleges, Inc.*	300	4,500
Cox Radio, Inc., Class A*	100	1,056
CROCS, Inc.*	326	1,167
CTC Media, Inc.*	200	3,000
Cumulus Media, Inc., Class A*	200	852
Dana Holding Corp.*	400	1,936
Darden Restaurants, Inc.	600	17,178
Deckers Outdoor Corp.*	51	5,308
Denny's Corp.*	300	774
DeVry, Inc.	262	12,979
Dick's Sporting Goods, Inc.*	400	7,832
Dillard's, Inc., Class A	200	2,360
DineEquity, Inc.	100	1,686
DIRECTV Group, Inc./The*	2,300	60,191
Discovery Communications, Inc., Class A*	550	7,838
Discovery Communications, Inc., Class C*	550	7,788
DISH Network Corp., Class A*	800	16,800
Dollar Tree, Inc.*	400	14,544
Domino's Pizza, Inc.*	100	1,214
DR Horton, Inc.	1,300	16,926
DreamWorks Animation SKG, Inc., Class A*	300	9,435
Dress Barn, Inc.*	200	3,058
Drew Industries, Inc.*	100	1,711
DSW, Inc., Class A*	100	1,370
Eastman Kodak Co.	1,200	18,456
Entercom Communications Corp., Class A	100	502
Entravision Communications Corp., Class A*	300	807
Ethan Allen Interiors, Inc.	100	2,802
EW Scripps Co., Class A	133	940
Exide Technologies*	400	2,952
Expedia, Inc.*	731	11,045
Family Dollar Stores, Inc.	600	14,220
Finish Line/The, Class A	133	1,329
Fleetwood Enterprises, Inc.*	200	204
Foot Locker, Inc.	600	9,696
Ford Motor Co.*	8,590	44,668
Fortune Brands, Inc.	600	34,416
Fossil, Inc.*	200	5,646
Fred's, Inc., Class A	100	1,422

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Furniture Brands International, Inc.	200	2,104
GameStop Corp., Class A*	600	20,526
Gannett Co., Inc.	900	15,219
Gap, Inc./The	1,900	33,782
Garmin Ltd.*	541	18,362
Gaylord Entertainment Co.*	200	5,874
General Motors Corp.	1,800	17,010
Genesco, Inc.*	100	3,348
Gentex Corp.	500	7,150
Genuine Parts Co.	700	28,147
Goodyear Tire & Rubber Co./The*	1,001	15,325
Gray Television, Inc.	200	344
Great Wolf Resorts, Inc.*	100	366
Group 1 Automotive, Inc.	100	2,173
Guess ?, Inc.	200	6,958
Gymboree Corp.*	100	3,550
H&R Block, Inc.	1,200	27,300
Hanesbrands, Inc.*	350	7,613
Harley-Davidson, Inc.	1,000	37,300
Harman International Industries, Inc.	300	10,221
Harte-Hanks, Inc.	200	2,074
Hasbro, Inc.	600	20,832
Hearst-Argyle Television, Inc.	100	2,233
Helen of Troy Ltd.*	100	2,277
Hibbett Sports, Inc.*	150	3,003
Hillenbrand, Inc.	300	6,048
Home Depot, Inc.	14,842	384,259
HOT Topic, Inc.*	200	1,322
Hovnanian Enterprises, Inc., Class A*	200	1,598
HSN, Inc.*	140	1,541
Iconix Brand Group, Inc.*	100	1,308
Idearc, Inc.	530	662
Interactive Data Corp.	100	2,522
International Game Technology	1,300	22,334
International Speedway Corp., Class A	100	3,891
Interpublic Group of Cos, Inc.*	1,700	13,175
Interval Leisure Group, Inc.*	140	1,456
Isle of Capri Casinos, Inc.*	100	902
ITT Educational Services, Inc.*	200	16,182
J Crew Group, Inc.*	200	5,714
Jack in the Box, Inc.*	314	6,625
Jackson Hewitt Tax Service, Inc.	100	1,534
Jakks Pacific, Inc.*	100	2,491
Jarden Corp.*	222	5,206
JC Penney Co., Inc.	6,625	220,878
Jo-Ann Stores, Inc.*	100	2,098
John Wiley & Sons, Inc., Class A	200	8,090
Johnson Controls, Inc.	2,347	71,185
Jones Apparel Group, Inc.	400	7,404
JOS A Bank Clothiers, Inc.*	125	4,200
Journal Communications, Inc., Class A	100	488
KB Home	300	5,904
Kohl's Corp.*	2,975	137,088
Krispy Kreme Doughnuts, Inc.*	200	660
K-Swiss, Inc., Class A	100	1,740
Lamar Advertising Co., Class A*	300	9,267
Landry's Restaurants, Inc.	100	1,555
Las Vegas Sands Corp.*	400	14,444
La-Z-Boy, Inc.	200	1,864
Leapfrog Enterprises, Inc.*	100	1,056
Lear Corp.*	300	3,150
Lee Enterprises, Inc./IA	200	700
Leggett & Platt, Inc.	600	13,074
Lennar Corp., Class A	500	7,595
Liberty Global, Inc., Class A*	1,460	44,238
Liberty Media Corp. - Capital*	481	6,436
Liberty Media Corp. - Entertainment*	2,124	53,036

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Liberty Media Corp. - Interactive*	2,600	33,566
Life Time Fitness, Inc.*	100	3,127
LIN TV Corp., Class A*	100	516
Live Nation, Inc.*	225	3,661
Liz Claiborne, Inc.	400	6,572
LKQ Corp.*	500	8,485
Lowe's Cos, Inc.	5,964	141,287
Ltd. Brands, Inc.	1,200	20,784
Lululemon Athletica, Inc.*	100	2,303
Macy's, Inc.	1,722	30,962
Magna International, Inc., Class A	3,125	159,969
Marcus Corp.	100	1,608
MarineMax, Inc.*	100	723
Marriott International, Inc./DE, Class A	1,300	33,917
Martha Stewart Living Omnimedia, Class A*	100	851
Marvel Entertainment, Inc.*	200	6,828
Mattel, Inc.	9,150	165,066
Matthews International Corp., Class A	100	5,074
McClatchy Co., Class A	253	1,113
McDonald's Corp.	4,475	276,107
McGraw-Hill Cos, Inc./The	1,300	41,093
MDC Holdings, Inc.	100	3,659
Media General, Inc., Class A	100	1,243
Mediacom Communications Corp., Class A*	200	1,184
Men's Wearhouse, Inc./The	200	4,248
Meredith Corp.	200	5,608
Meritage Homes Corp.*	100	2,470
MGM Mirage*	485	13,823
Midas, Inc.*	100	1,376
Modine Manufacturing Co.	100	1,448
Mohawk Industries, Inc.*	200	13,478
Morningstar, Inc.*	100	5,547
Movado Group, Inc.	100	2,235
Multimedia Games, Inc.*	100	433
National CineMedia, Inc.	200	2,210
Nautilus, Inc.*	100	457
NetFlix, Inc.*	200	6,176
New York Times Co./The, Class A	500	7,145
Newell Rubbermaid, Inc.	1,100	18,986
News Corp., Class A	9,000	107,910
Nike, Inc., Class B	1,400	93,660
Nordstrom, Inc.	700	20,174
NutriSystem, Inc.	100	1,772
NVR, Inc.*	18	10,296
O'Charleys, Inc.	100	875
Office Depot, Inc.*	1,100	6,402
OfficeMax, Inc.	300	2,667
Omnicom Group, Inc.	1,274	49,125
O'Reilly Automotive, Inc.*	485	12,983
Orient-Express Hotels Ltd., Class A	200	4,826
Oxford Industries, Inc.	100	2,583
Pacific Sunwear Of California*	300	2,019
Panera Bread Co., Class A*	100	5,090
Papa John's International, Inc.*	200	5,432
Penn National Gaming, Inc.*	300	7,971
Penske Auto Group, Inc.	200	2,294
PEP Boys-Manny Moe & Jack	200	1,236
PetSmart, Inc.	500	12,355
PF Chang's China Bistro, Inc.*	100	2,354
Phillips-Van Heusen Corp.	200	7,582
Pier 1 Imports, Inc.*	300	1,239
Pinnacle Entertainment, Inc.*	200	1,512
Playboy Enterprises, Inc., Class B*	100	394
Polaris Industries, Inc.	200	9,098
Polo Ralph Lauren Corp.	249	16,593
Pool Corp.	200	4,666
priceline.com, Inc.*	152	10,401

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Primedia, Inc.	83	202
Pulte Homes, Inc.	800	11,176
Quiksilver, Inc.*	400	2,296
RadioShack Corp.	500	8,640
RC2 Corp.*	100	2,000
RCN Corp.*	100	1,226
Red Robin Gourmet Burgers, Inc.*	100	2,680
Regal Entertainment Group, Class A	200	3,156
Regis Corp.	200	5,500
Rent-A-Center, Inc./TX*	200	4,456
RH Donnelley Corp.*	220	438
Ross Stores, Inc.	500	18,405
Royal Caribbean Cruises Ltd.	500	10,375
Ruby Tuesday, Inc.*	200	1,158
Ryland Group, Inc.	200	5,304
Saks, Inc.*	600	5,550
Sally Beauty Holdings, Inc.*	300	2,580
Scholastic Corp.	100	2,568
Scientific Games Corp., Class A*	200	4,604
Scripps Networks Interactive, Inc., Class A	400	14,524
Sealy Corp.	200	1,292
Sears Holdings Corp.*	294	27,489
Service Corp. International/US	1,000	8,360
Sherwin-Williams Co./The	400	22,864
Shuffle Master, Inc.*	100	509
Sinclair Broadcast Group, Inc., Class A	200	1,008
Sirius XM Radio, Inc.*	11,760	6,703
Six Flags, Inc.*	300	207
Skechers U.S.A., Inc., Class A*	100	1,683
Snap-On, Inc.	200	10,532
Sonic Automotive, Inc., Class A	100	846
Sonic Corp.*	200	2,914
Sotheby's	200	4,012
Speedway Motorsports, Inc.	100	1,948
Stage Stores, Inc.	150	2,049
Stamps.com, Inc.*	100	1,167
Standard Pacific Corp.*	337	1,655
Stanley Works/The	300	12,522
Staples, Inc.	2,800	63,000
Starbucks Corp.*	2,900	43,123
Starwood Hotels & Resorts Worldwide, Inc.	800	22,512
Steak N Shake Co./The*	100	868
Stein Mart, Inc.	100	391
Steiner Leisure Ltd.*	100	3,438
Steven Madden Ltd.*	150	3,717
Stewart Enterprises, Inc., Class A	400	3,144
Strayer Education, Inc.	61	12,216
Superior Industries International, Inc.	100	1,916
Talbots, Inc.	100	1,310
Target Corp.	3,200	156,960
Tempur-Pedic International, Inc.	300	3,528
Tenneco, Inc.*	200	2,126
Texas Roadhouse, Inc., Class A*	200	1,798
thinkorswim Group, Inc.*	300	2,499
Thor Industries, Inc.	100	2,482
Ticketmaster*	140	1,502
Tiffany & Co.	500	17,760
Tim Hortons, Inc.	741	21,956
Timberland Co., Class A*	200	3,474
Time Warner Cable, Inc., Class A*	600	14,520
Time Warner, Inc.	14,099	184,838
TJX Cos, Inc.	1,800	54,936
Toll Brothers, Inc.*	500	12,615
Tractor Supply Co.*	100	4,205
TRW Automotive Holdings Corp.*	200	3,182
Tuesday Morning Corp.*	100	413
Tupperware Brands Corp.	200	5,526

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Tween Brands, Inc.*	100	979
Under Armour, Inc., Class A*	100	3,176
Unifirst Corp./MA	100	4,309
Universal Technical Institute, Inc.*	100	1,706
Urban Outfitters, Inc.*	400	12,748
Vail Resorts, Inc.*	100	3,495
Valassis Communications, Inc.*	200	1,732
VF Corp.	351	27,136
Viacom, Inc., Class B*	2,204	54,747
Virgin Media, Inc.	1,080	8,532
Visteon Corp.*	400	928
WABCO Holdings, Inc.	233	8,281
Walt Disney Co./The	7,560	232,016
Warnaco Group, Inc./The*	200	9,058
Warner Music Group Corp.	300	2,280
Washington Post Co./The, Class B	23	12,805
Weight Watchers International, Inc.	200	7,320
Wendy's/Arby's Group, Inc., Class A	1,900	9,994
Westwood One, Inc.*	300	165
Whirlpool Corp.	2,710	214,876
Williams-Sonoma, Inc.	400	6,472
Winnebago Industries	100	1,292
WMS Industries, Inc.*	150	4,585
Wolverine World Wide, Inc.	200	5,292
Wyndham Worldwide Corp.	720	11,311
Wynn Resorts Ltd.	255	20,818
Yum! Brands, Inc.	2,000	65,220
Zale Corp.*	200	5,000
Zumiez, Inc.*	100	1,648
		5,690,725
Consumer Staples — 3.4%
Alberto-Culver Co.	300	8,172
Alliance One International, Inc.*	300	1,140
Altria Group, Inc.	8,269	164,057
American Oriental Bioengineering, Inc.*	300	1,947
Andersons, Inc./The	100	3,522
Anheuser-Busch Cos, Inc.	2,800	181,664
Archer-Daniels-Midland Co.	2,600	56,966
Avon Products, Inc.	1,700	70,669
Bare Escentuals, Inc.*	200	2,174
BJ's Wholesale Club, Inc.*	200	7,772
Brown-Forman Corp., Class B	300	21,543
Bunge Ltd.	500	31,590
Campbell Soup Co.	900	34,740
Casey's General Stores, Inc.	200	6,034
Central European Distribution Corp.*	150	6,811
Central Garden and Pet Co., Class A*	200	1,190
Chattem, Inc.*	100	7,818
Chiquita Brands International, Inc.*	100	1,581
Church & Dwight Co., Inc.	300	18,627
Clorox Co.	600	37,614
Coca-Cola Co./The	9,189	485,914
Coca-Cola Enterprises, Inc.	1,200	20,124
Colgate-Palmolive Co.	2,000	150,700
ConAgra Foods, Inc.	1,900	36,974
Constellation Brands, Inc., Class A*	700	15,022
Corn Products International, Inc.	300	9,684
Costco Wholesale Corp.	1,700	110,381
CVS/Caremark Corp.	5,672	190,919
Darling International, Inc.*	300	3,333
Dean Foods Co.*	500	11,680
Del Monte Foods Co.	700	5,460
Dr Pepper Snapple Group, Inc.*	1,000	26,480
Elizabeth Arden, Inc.*	100	1,963
Energizer Holdings, Inc.*	200	16,110
Estee Lauder Cos, Inc./The, Class A	500	24,955
Flowers Foods, Inc.	300	8,808

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Fresh Del Monte Produce, Inc.*	100	2,220
General Mills, Inc.	1,300	89,336
Great Atlantic & Pacific Tea Co.*	112	1,212
Green Mountain Coffee Roasters, Inc.*	100	3,934
Hain Celestial Group, Inc.*	100	2,753
Hansen Natural Corp.*	300	9,075
Herbalife Ltd.	282	11,145
Hershey Co./The	700	27,678
HJ Heinz Co.	1,300	64,961
Hormel Foods Corp.	300	10,884
J&J Snack Foods Corp.	100	3,391
JM Smucker Co./The	200	10,138
Kellogg Co.	1,000	56,100
Kimberly-Clark Corp.	5,206	337,557
Kraft Foods, Inc., Class A	8,203	268,648
Kroger Co./The	2,700	74,196
Lancaster Colony Corp.	100	3,766
Lance, Inc.	100	2,269
Longs Drug Stores Corp.	100	7,564
Lorillard, Inc.	713	50,730
McCormick & Co., Inc./MD	500	19,225
Molson Coors Brewing Co., Class B	500	23,375
NBTY, Inc.*	200	5,904
Nu Skin Enterprises, Inc.	200	3,244
Pantry, Inc./The*	100	2,119
Pepsi Bottling Group, Inc.	500	14,585
PepsiAmericas, Inc.	200	4,144
PepsiCo, Inc.	6,300	449,001
Philip Morris International, Inc.	8,357	401,972
Pilgrim's Pride Corp.	100	249
Prestige Brands Holdings, Inc.*	100	888
Procter & Gamble Co.	12,066	840,880
Ralcorp Holdings, Inc.*	195	13,145
Reynolds American, Inc.	700	34,034
Rite Aid Corp.*	2,500	2,100
Ruddick Corp.	200	6,490
Safeway, Inc.	1,700	40,324
Sanderson Farms, Inc.	100	3,674
Sara Lee Corp.	12,125	153,139
Smithfield Foods, Inc.*	400	6,352
Spartan Stores, Inc.	100	2,488
Spectrum Brands, Inc.*	100	139
SUPERVALU, Inc.	818	17,751
SYSCO Corp.	2,500	77,075
Tootsie Roll Industries, Inc.	109	3,151
TreeHouse Foods, Inc.*	100	2,970
Tyson Foods, Inc., Class A	1,100	13,134
United Natural Foods, Inc.*	200	4,998
Universal Corp./Richmond VA	100	4,909
USANA Health Sciences, Inc.*	100	4,099
UST, Inc.	600	39,924
Vector Group Ltd.	121	2,132
Walgreen Co.	3,900	120,744
Wal-Mart Stores, Inc.	8,886	532,183
WD-40 Co.	100	3,593
Weis Markets, Inc.	100	3,601
Whole Foods Market, Inc.	500	10,015
Winn-Dixie Stores, Inc.*	100	1,390
WM Wrigley Jr Co.	950	75,430
		5,766,265
Energy — 3.7%
Alpha Natural Resources, Inc.*	300	15,429
Anadarko Petroleum Corp.	1,867	90,568
Apache Corp.	1,348	140,569
Arch Coal, Inc.	600	19,734
Arena Resources, Inc.*	200	7,770
Atlas America, Inc.	112	3,820

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
ATP Oil & Gas Corp.*	100	1,781
Atwood Oceanics, Inc.*	200	7,280
Aventine Renewable Energy Holdings, Inc.*	200	632
Baker Hughes, Inc.	1,200	72,648
Basic Energy Services, Inc.*	100	2,130
Berry Petroleum Co., Class A	200	7,746
Bill Barrett Corp.*	100	3,211
BJ Services Co.	1,200	22,956
BP plc ADR	2,350	117,900
BPZ Resources, Inc.*	400	6,880
Brigham Exploration Co.*	200	2,198
Bristow Group, Inc.*	100	3,384
Cabot Oil & Gas Corp.	400	14,456
Cal Dive International, Inc.*	300	3,180
Callon Petroleum Co.*	100	1,803
Cameron International Corp.*	900	34,686
CARBO Ceramics, Inc.	100	5,161
Carrizo Oil & Gas, Inc.*	100	3,627
Cheniere Energy, Inc.*	200	450
Chesapeake Energy Corp.	2,300	82,478
Chevron Corp.	8,200	676,336
Cimarex Energy Co.	300	14,673
CNX Gas Corp.*	100	2,239
Complete Production Services, Inc.*	200	4,026
Comstock Resources, Inc.*	200	10,010
Concho Resources, Inc.*	200	5,522
ConocoPhillips	6,083	445,580
Consol Energy, Inc.	700	32,123
Contango Oil & Gas Co.*	100	5,398
Continental Resources, Inc./OK*	100	3,923
Crosstex Energy, Inc.	129	3,221
Delta Petroleum Corp.*	200	2,716
Denbury Resources, Inc.*	1,000	19,040
Devon Energy Corp.	1,800	164,160
Diamond Offshore Drilling, Inc.	300	30,918
Dresser-Rand Group, Inc.*	300	9,441
Dril-Quip, Inc.*	200	8,678
El Paso Corp.	2,700	34,452
Encore Acquisition Co.*	200	8,356
Energy Partners Ltd.*	76	659
ENSCO International, Inc.	600	34,578
EOG Resources, Inc.	1,000	89,460
Evergreen Energy, Inc.*	200	188
EXCO Resources, Inc.*	600	9,792
Exterran Holdings, Inc.*	297	9,492
Exxon Mobil Corp.	20,895	1,622,706
FMC Technologies, Inc.*	500	23,275
Forest Oil Corp.*	394	19,542
Foundation Coal Holdings, Inc.	200	7,116
Frontier Oil Corp.	400	7,368
Frontline Ltd.	200	9,614
General Maritime Corp.	100	1,948
Global Industries Ltd.*	500	3,470
GMX Resources, Inc.*	100	4,780
Golar LNG Ltd.	200	2,656
Goodrich Petroleum Corp.*	100	4,359
Gran Tierra Energy, Inc.*	400	1,484
Grey Wolf, Inc.*	600	4,668
Gulfmark Offshore, Inc.*	100	4,488
Halliburton Co.	3,421	110,806
Harvest Natural Resources, Inc.*	100	1,012
Helix Energy Solutions Group, Inc.*	343	8,328
Helmerich & Payne, Inc.	400	17,276
Hercules Offshore, Inc.*	392	5,943
Hess Corp.	1,100	90,288
Holly Corp.	200	5,784
Hornbeck Offshore Services, Inc.*	100	3,862

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
IHS, Inc., Class A*	200	9,528
International Coal Group, Inc.*	400	2,496
ION Geophysical Corp.*	300	4,257
James River Coal Co.*	100	2,199
Key Energy Services, Inc.*	500	5,800
Lufkin Industries, Inc.	100	7,935
Marathon Oil Corp.	2,806	111,875
Mariner Energy, Inc.*	400	8,200
Massey Energy Co.	300	10,701
Matrix Service Co.*	100	1,910
McMoRan Exploration Co.*	200	4,728
Meridian Resource Corp.*	300	552
Murphy Oil Corp.	800	51,312
Nabors Industries Ltd.*	1,200	29,904
NATCO Group, Inc., Class A*	100	4,018
National Oilwell Varco, Inc.*	1,624	81,574
Newfield Exploration Co.*	500	15,995
Newpark Resources*	300	2,190
Noble Corp.	1,100	48,290
Noble Energy, Inc.	700	38,913
Nordic American Tanker Shipping	100	3,206
Occidental Petroleum Corp.	3,252	229,103
Oceaneering International, Inc.*	200	10,664
Oil States International, Inc.*	200	7,070
Oilsands Quest, Inc.*	800	2,392
Overseas Shipholding Group, Inc.	100	5,831
Pacific Ethanol, Inc.*	100	139
Parallel Petroleum Corp.*	100	942
Parker Drilling Co.*	300	2,406
Patriot Coal Corp.*	300	8,715
Patterson-UTI Energy, Inc.	600	12,012
Peabody Energy Corp.	1,100	49,500
Penn Virginia Corp.	200	10,688
PetroHawk Energy Corp.*	1,030	22,279
Petroleum Development Corp.*	100	4,437
Petroquest Energy, Inc.*	100	1,535
Pioneer Drilling Co.*	100	1,330
Pioneer Natural Resources Co.	500	26,140
Plains Exploration & Production Co.*	437	15,365
Pride International, Inc.*	700	20,727
Quicksilver Resources, Inc.*	400	7,852
Range Resources Corp.	650	27,865
Rentech, Inc.*	500	665
Rosetta Resources, Inc.*	200	3,672
Rowan Cos, Inc.	400	12,220
RPC, Inc.	225	3,163
SandRidge Energy, Inc.*	400	7,840
Schlumberger Ltd.	4,700	367,023
SEACOR Holdings, Inc.*	100	7,895
Ship Finance International Ltd.	100	2,156
Smith International, Inc.	862	50,548
Southern Union Co.	400	8,260
Southwestern Energy Co.*	1,400	42,756
Spectra Energy Corp.	2,446	58,215
St Mary Land & Exploration Co.	200	7,130
Stone Energy Corp.*	100	4,233
Sunoco, Inc.	500	17,790
Superior Energy Services, Inc.*	300	9,342
Superior Well Services, Inc.*	96	2,430
Swift Energy Co.*	100	3,869
T-3 Energy Services, Inc.*	66	2,450
Teekay Corp.	200	5,276
Tesoro Corp.	500	8,245
Tetra Technologies, Inc.*	300	4,155
Tidewater, Inc.	200	11,072
Toreador Resources Corp.*	100	899
Transocean, Inc.	1,258	138,179

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Unit Corp.*	200	9,964
Uranium Resources, Inc.*	300	507
USEC, Inc.*	300	1,623
Vaalco Energy, Inc.*	200	1,368
Valero Energy Corp.	2,200	66,660
VeraSun Energy Corp.*	200	626
W&T Offshore, Inc.	100	2,729
Walter Industries, Inc.	200	9,490
Warren Resources, Inc.*	200	1,996
Weatherford International Ltd.*	2,700	67,878
Western Refining, Inc.	100	1,011
Whiting Petroleum Corp.*	181	12,898
Willbros Group, Inc.*	200	5,300
Williams Cos, Inc.	2,400	56,760
World Fuel Services Corp.	100	2,303
XTO Energy, Inc.	2,175	101,181
		6,292,583
Financials — 5.9%
Acadia Realty Trust REIT	100	2,528
Advance America Cash Advance Centers, Inc.	200	598
Advanta Corp., Class B	150	1,234
Affiliated Managers Group, Inc.*	200	16,570
Aflac, Inc.	1,900	111,625
Alexander's, Inc. REIT*	10	4,000
Alexandria Real Estate Equities, Inc. REIT	142	15,975
Alleghany Corp.*	16	5,840
Allied Capital Corp.	700	7,560
Allied World Assurance Co. Holdings Ltd.	200	7,104
Allstate Corp./The	8,525	393,173
AMB Property Corp. REIT	400	18,120
AMBAC Financial Group, Inc.	1,100	2,563
Amcore Financial, Inc.	102	943
American Campus Communities, Inc. REIT	107	3,625
American Capital Ltd.	900	22,959
American Equity Investment Life Holding Co.	100	750
American Express Co.	4,100	145,263
American Financial Group, Inc./OH	300	8,850
American International Group, Inc.	9,182	30,576
American National Insurance Co.	100	8,633
AmeriCredit Corp.*	500	5,065
Ameriprise Financial, Inc.	920	35,144
Anchor Bancorp Wisconsin, Inc.	100	735
Annaly Capital Management, Inc. REIT	2,072	27,868
Anthracite Capital, Inc. REIT	200	1,072
Anworth Mortgage Asset Corp. REIT	200	1,184
AON Corp.	1,200	53,952
Apartment Investment & Management Co., Class A REIT	454	15,899
Apollo Investment Corp.	501	8,542
Arch Capital Group Ltd.*	200	14,606
Ares Capital Corp.	362	3,776
Argo Group International Holdings Ltd.*	164	6,043
Arthur J Gallagher & Co.	300	7,698
Ashford Hospitality Trust, Inc. REIT	500	2,025
Aspen Insurance Holdings Ltd.	300	8,250
Associated Banc-Corp	500	9,975
Assurant, Inc.	500	27,500
Assured Guaranty Ltd.	400	6,504
Astoria Financial Corp.	300	6,219
AvalonBay Communities, Inc. REIT	300	29,526
Axis Capital Holdings Ltd.	600	19,026
Bancorpsouth, Inc.	300	8,439
Bank Mutual Corp.	200	2,270
Bank of America Corp.	25,877	905,695
Bank of Hawaii Corp.	200	10,690
Bank of New York Mellon Corp./The	4,548	148,174
BankFinancial Corp.	100	1,468
Banner Corp.	100	1,201

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
BB&T Corp.	2,193	82,895
BioMed Realty Trust, Inc. REIT	200	5,290
BlackRock, Inc.	74	14,393
BOK Financial Corp.	100	4,841
Boston Private Financial Holdings, Inc.	100	874
Boston Properties, Inc. REIT	472	44,208
Brandywine Realty Trust REIT	369	5,915
BRE Properties, Inc. REIT	200	9,800
Brookline Bancorp, Inc.	200	2,558
Brown & Brown, Inc.	400	8,648
Calamos Asset Management, Inc., Class A	100	1,792
Camden Property Trust REIT	200	9,172
Capital One Financial Corp.	7,454	380,154
Capital Trust, Inc./NY, Class A REIT	100	1,550
CapitalSource, Inc. REIT	621	7,638
Capitol Bancorp Ltd.	100	1,949
Capitol Federal Financial	100	4,433
Capstead Mortgage Corp. REIT	200	2,190
Cascade Bancorp	125	1,111
Cash America International, Inc.	100	3,604
Cathay General Bancorp	200	4,760
CB Richard Ellis Group, Inc., Class A*	700	9,359
CBL & Associates Properties, Inc. REIT	200	4,016
Cedar Shopping Centers, Inc. REIT	100	1,322
Central Pacific Financial Corp.	100	1,681
Charles Schwab Corp./The	3,717	96,642
Chemical Financial Corp.	100	3,114
Chimera Investment Corp. REIT	220	1,366
Chubb Corp.	1,400	76,860
Cincinnati Financial Corp.	700	19,908
CIT Group, Inc.	1,200	8,352
Citigroup, Inc.	39,156	803,090
Citizens Republic Bancorp, Inc.	213	656
City Holding Co.	100	4,225
City National Corp./CA	200	10,860
CME Group, Inc.	296	109,967
CNA Financial Corp.	100	2,624
Cohen & Steers, Inc.	100	2,833
Colonial BancGroup, Inc./The	500	3,930
Colonial Properties Trust REIT	200	3,738
Columbia Banking System, Inc.	100	1,773
Comerica, Inc.	4,450	145,916
Commerce Bancshares, Inc./Kansas City MO	341	15,822
Community Bank System, Inc.	100	2,515
Community Trust Bancorp, Inc.	100	3,440
CompuCredit Corp.*	100	392
Conseco, Inc.*	800	2,816
Corporate Office Properties Trust SBI MD REIT	100	4,035
Corus Bankshares, Inc.	200	810
Cousins Properties, Inc. REIT	100	2,523
Cullen/Frost Bankers, Inc.	200	12,000
CVB Financial Corp.	275	3,823
DCT Industrial Trust, Inc. REIT	600	4,494
Delphi Financial Group, Inc., Class A	150	4,206
Developers Diversified Realty Corp. REIT	500	15,845
DiamondRock Hospitality Co. REIT	400	3,640
Digital Realty Trust, Inc. REIT	300	14,175
Dime Community Bancshares	100	1,522
Discover Financial Services	1,900	26,258
Douglas Emmett, Inc. REIT	500	11,535
Downey Financial Corp.	100	280
Duke Realty Corp. REIT	500	12,290
DuPont Fabros Technology, Inc. REIT	200	3,050
E*Trade Financial Corp.*	1,700	4,760
East West Bancorp, Inc.	200	2,740
EastGroup Properties, Inc. REIT	100	4,854
Eaton Vance Corp.	400	14,092

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Education Realty Trust, Inc. REIT	100	1,108
eHealth, Inc.*	100	1,600
Employers Holdings, Inc.	200	3,476
Endurance Specialty Holdings Ltd.	200	6,184
Enstar Group Ltd.*	36	3,505
Entertainment Properties Trust REIT	100	5,472
Equity Lifestyle Properties, Inc. REIT	100	5,303
Equity One, Inc. REIT	100	2,049
Equity Residential REIT	1,100	48,851
Erie Indemnity Co., Class A	200	8,454
Essex Property Trust, Inc. REIT	100	11,833
Everest Re Group Ltd.	247	21,373
Extra Space Storage, Inc. REIT	300	4,608
Ezcorp, Inc., Class A*	300	5,640
Fannie Mae	14,902	22,800
FBL Financial Group, Inc., Class A	100	2,789
FCStone Group, Inc.*	100	1,799
Federal Realty Investment Trust REIT	258	22,085
Federated Investors, Inc., Class B	300	8,655
FelCor Lodging Trust, Inc. REIT	200	1,432
Fidelity National Financial, Inc., Class A	9,990	146,853
Fifth Third Bancorp	2,374	28,252
Financial Federal Corp.	150	3,438
First American Corp.	300	8,850
First Bancorp/Puerto Rico	200	2,212
First Busey Corp.	200	3,666
First Cash Financial Services, Inc.*	100	1,500
First Citizens BancShares, Inc./NC, Class A	26	4,654
First Commonwealth Financial Corp.	200	2,694
First Financial Bancorp	100	1,460
First Financial Bankshares, Inc.	100	5,188
First Horizon National Corp.	824	7,717
First Industrial Realty Trust, Inc. REIT	200	5,736
First Marblehead Corp./The	250	622
First Merchants Corp.	100	2,280
First Midwest Bancorp, Inc./IL	200	4,848
First Niagara Financial Group, Inc.	400	6,300
First Place Financial Corp./OH	100	1,285
First Potomac Realty Trust REIT	100	1,719
FirstFed Financial Corp.*	100	784
FirstMerit Corp.	300	6,300
Flagstar Bancorp, Inc.	100	298
Flushing Financial Corp.	100	1,750
FNB Corp./PA	200	3,196
Forest City Enterprises, Inc., Class A	300	9,201
Forestar Real Estate Group, Inc.*	133	1,962
Franklin Resources, Inc.	636	56,051
Franklin Street Properties Corp. REIT	200	2,600
Freddie Mac	15,125	25,864
Friedman Billings Ramsey Group, Inc., Class A REIT*	500	1,000
Frontier Financial Corp.	150	2,014
Fulton Financial Corp.	725	7,910
FX Real Estate and Entertainment, Inc.*	20	21
General Growth Properties, Inc. REIT	900	13,590
Genworth Financial, Inc., Class A	1,700	14,637
Getty Realty Corp. REIT	100	2,217
GFI Group, Inc.	400	1,884
Glacier Bancorp, Inc.	150	3,715
GLG Partners, Inc.	300	1,626
Glimcher Realty Trust REIT	100	1,044
Goldman Sachs Group, Inc./The	1,555	199,040
Gramercy Capital Corp./New York REIT	148	383
Greenhill & Co., Inc.	100	7,375
Greenlight Capital Re Ltd., Class A*	100	2,299
Guaranty Bancorp*	200	1,220
Guaranty Financial Group, Inc.*	133	525
Hancock Holding Co.	100	5,100

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Hanmi Financial Corp.	100	505
Hanover Insurance Group, Inc./The	200	9,104
Harleysville Group, Inc.	100	3,780
Harleysville National Corp.	105	1,783
Hartford Financial Services Group, Inc.	1,300	53,287
HCC Insurance Holdings, Inc.	400	10,800
HCP, Inc. REIT	900	36,117
Health Care REIT, Inc. REIT	400	21,292
Healthcare Realty Trust, Inc. REIT	200	5,830
Highwoods Properties, Inc. REIT	200	7,112
Hilb Rogal & Hobbs Co.	100	4,674
Hilltop Holdings, Inc.*	124	1,280
Home Properties, Inc. REIT	100	5,795
Horace Mann Educators Corp.	100	1,287
Hospitality Properties Trust REIT	400	8,208
Host Hotels & Resorts, Inc. REIT	2,189	29,092
HRPT Properties Trust REIT	700	4,823
Hudson City Bancorp, Inc.	2,100	38,745
Huntington Bancshares, Inc./OH	1,353	10,810
IBERIABANK Corp.	100	5,285
Independent Bank Corp./Rockland MA	100	3,117
Infinity Property & Casualty Corp.	100	4,120
Inland Real Estate Corp. REIT	200	3,138
Integra Bank Corp.	100	798
Interactive Brokers Group, Inc., Class A*	100	2,217
IntercontinentalExchange, Inc.*	300	24,204
International Bancshares Corp.	220	5,940
Invesco Ltd.	1,600	33,568
Investment Technology Group, Inc.*	200	6,086
Investors Bancorp, Inc.*	300	4,515
Investors Real Estate Trust REIT	200	2,238
IPC Holdings Ltd.	200	6,042
iStar Financial, Inc. REIT	500	1,300
Janus Capital Group, Inc.	700	16,996
Jefferies Group, Inc.	600	13,440
Jones Lang LaSalle, Inc.	145	6,305
JPMorgan Chase & Co.	20,121	939,651
KBW, Inc.*	100	3,294
Keycorp	1,900	22,686
Kilroy Realty Corp. REIT	100	4,779
Kimco Realty Corp. REIT	845	31,214
Kite Realty Group Trust REIT	100	1,100
Knight Capital Group, Inc., Class A*	400	5,944
LaBranche & Co., Inc.*	200	900
Lakeland Bancorp, Inc.	110	1,286
LandAmerica Financial Group, Inc.	100	2,425
LaSalle Hotel Properties REIT	200	4,664
Lazard Ltd., Class A	200	8,552
Legg Mason, Inc.	598	22,760
Leucadia National Corp.	700	31,808
Lexington Realty Trust REIT	200	3,444
Liberty Property Trust REIT	400	15,060
Lincoln National Corp.	1,049	44,908
Loews Corp.	1,238	48,889
LTC Properties, Inc. REIT	100	2,932
M&T Bank Corp.	300	26,775
Macerich Co./The REIT	300	19,095
Mack-Cali Realty Corp. REIT	300	10,161
Maguire Properties, Inc. REIT	100	596
Markel Corp.*	43	15,114
Marsh & McLennan Cos, Inc.	2,000	63,520
Marshall & Ilsley Corp.	935	18,840
Max Capital Group Ltd.	200	4,646
MB Financial, Inc.	100	3,307
MBIA, Inc.	1,000	11,900
MCG Capital Corp.	200	524
Medical Properties Trust, Inc. REIT	100	1,135

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Mercury General Corp.	100	5,475
Merrill Lynch & Co., Inc.	6,073	153,647
MetLife, Inc.	1,820	101,920
MF Global Ltd.*	360	1,562
MFA Mortgage Investments, Inc. REIT	700	4,550
MGIC Investment Corp.	600	4,218
Mid-America Apartment Communities, Inc. REIT	100	4,914
Midwest Banc Holdings, Inc.	100	400
Montpelier Re Holdings Ltd.	400	6,604
Moody's Corp.	900	30,600
Morgan Stanley	7,300	167,900
MSCI, Inc., Class A*	200	4,800
Nasdaq OMX Group/The*	500	15,285
National City Corp.	34,933	61,133
National Financial Partners Corp.	100	1,500
National Health Investors, Inc. REIT	100	3,418
National Penn Bancshares, Inc.	234	3,416
National Retail Properties, Inc. REIT	200	4,790
National Western Life Insurance Co., Class A	13	3,147
Nationwide Financial Services	200	9,866
Nationwide Health Properties, Inc. REIT	400	14,392
Navigators Group, Inc.*	100	5,800
NBT Bancorp, Inc.	100	2,992
Nelnet, Inc., Class A	100	1,420
New York Community Bancorp, Inc.	1,400	23,506
NewAlliance Bancshares, Inc.	400	6,012
Newcastle Investment Corp. REIT	200	1,270
Northern Trust Corp.	900	64,980
NorthStar Realty Finance Corp. REIT	200	1,550
Northwest Bancorp, Inc.	100	2,754
NYSE Euronext	1,100	43,098
Ocwen Financial Corp.*	100	805
Odyssey Re Holdings Corp.	100	4,380
Old National Bancorp/IN	200	4,004
Old Republic International Corp.	850	10,838
Omega Healthcare Investors, Inc. REIT	200	3,932
OneBeacon Insurance Group Ltd.	200	4,230
optionsXpress Holdings, Inc.	200	3,884
Oriental Financial Group, Inc.	100	1,786
Pacific Capital Bancorp NA	200	4,070
PacWest Bancorp	100	2,859
Park National Corp.	40	3,120
Parkway Properties, Inc./Md REIT	100	3,786
PartnerRe Ltd.	200	13,618
Pennsylvania Real Estate Investment Trust REIT	100	1,885
People's United Financial, Inc.	1,398	26,912
PHH Corp.*	200	2,658
Philadelphia Consolidated Holding Co.*	300	17,571
Phoenix Cos, Inc./The	300	2,772
Pico Holdings, Inc.*	100	3,591
Pinnacle Financial Partners, Inc.*	100	3,080
Piper Jaffray Cos*	100	4,325
Platinum Underwriters Holdings Ltd.	200	7,096
Plum Creek Timber Co., Inc. REIT	700	34,902
PMI Group, Inc./The	300	885
PNC Financial Services Group, Inc.	1,388	103,684
Popular, Inc.	935	7,751
Portfolio Recovery Associates, Inc.*	100	4,863
Post Properties, Inc. REIT	200	5,594
Potlatch Corp. REIT	138	6,402
Presidential Life Corp.	100	1,579
Principal Financial Group, Inc.	1,071	46,578
PrivateBancorp, Inc.	100	4,166
ProAssurance Corp.*	100	5,600
Progressive Corp./The	2,700	46,980
Prologis REIT	1,079	44,530
Prosperity Bancshares, Inc.	100	3,399

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Protective Life Corp.	300	8,553
Provident Bankshares Corp.	100	971
Provident Financial Services, Inc.	200	3,302
Provident New York Bancorp	100	1,322
Prudential Financial, Inc.	1,700	122,400
PS Business Parks, Inc. REIT	100	5,760
Public Storage REIT	513	50,792
Radian Group, Inc.	300	1,512
RAIT Financial Trust REIT	200	1,098
Ramco-Gershenson Properties Trust REIT	100	2,242
Raymond James Financial, Inc.	400	13,192
Rayonier, Inc. REIT	300	14,205
Realty Income Corp. REIT	400	10,240
Redwood Trust, Inc. REIT	100	2,173
Regency Centers Corp. REIT	300	20,007
Regions Financial Corp.	2,736	26,266
Reinsurance Group of America, Inc., Class A	100	5,400
RenaissanceRe Holdings Ltd.	300	15,600
Renasant Corp.	100	2,171
Resource America, Inc., Class A	100	950
RLI Corp.	100	6,209
Royal Bank of Canada	26	1,249
S&T Bancorp, Inc.	100	3,683
Safety Insurance Group, Inc.	100	3,793
Sandy Spring Bancorp, Inc.	100	2,210
Saul Centers, Inc. REIT	100	5,054
SEI Investments Co.	500	11,100
Selective Insurance Group	200	4,584
Senior Housing Properties Trust REIT	400	9,532
Signature Bank/New York NY*	100	3,488
Simmons First National Corp., Class A	100	3,560
Simon Property Group, Inc. REIT	936	90,792
SL Green Realty Corp. REIT	231	14,969
SLM Corp.*	2,072	25,568
South Financial Group, Inc./The	300	2,199
Sovereign Bancorp, Inc.	2,260	8,927
Sovran Self Storage, Inc. REIT	100	4,469
St Joe Co./The*	400	15,636
StanCorp Financial Group, Inc.	200	10,400
Sterling Bancorp/NY	105	1,518
Sterling Bancshares, Inc./TX	300	3,135
Sterling Financial Corp./WA	200	2,900
Stewart Information Services Corp.	100	2,975
Stifel Financial Corp.*	150	7,485
Strategic Hotels & Resorts, Inc. REIT	200	1,510
Student Loan Corp./The	20	1,860
Sun Communities, Inc. REIT	100	1,981
Sunstone Hotel Investors, Inc. REIT	200	2,700
SunTrust Banks, Inc.	1,400	62,986
Susquehanna Bancshares, Inc.	324	6,324
SVB Financial Group*	100	5,792
SWS Group, Inc.	150	3,024
Synovus Financial Corp.	1,000	10,350
T Rowe Price Group, Inc.	1,100	59,081
Tanger Factory Outlet Centers REIT	100	4,379
Taubman Centers, Inc. REIT	200	10,000
TCF Financial Corp.	500	9,000
TD Ameritrade Holding Corp.*	900	14,580
Tejon Ranch Co.*	100	3,715
Texas Capital Bancshares, Inc.*	100	2,076
TFS Financial Corp.	400	5,008
Torchmark Corp.	4,350	260,130
Tower Group, Inc.	100	2,356
Transatlantic Holdings, Inc.	100	5,435
Travelers Cos, Inc./The	2,500	113,000
Tree.com, Inc.*	23	111
Trustco Bank Corp. NY	300	3,513

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Trustmark Corp.	200	4,148
UBS AG*	975	17,102
UCBH Holdings, Inc.	300	1,923
UDR, Inc. REIT	500	13,075
UMB Financial Corp.	200	10,504
Umpqua Holdings Corp.	200	2,942
UnionBanCal Corp.	200	14,658
United Bankshares, Inc.	100	3,500
United Community Banks, Inc./GA	101	1,336
United Community Financial Corp./OH	100	500
United Fire & Casualty Co.	100	2,859
Unitrin, Inc.	200	4,988
Unum Group	1,500	37,650
Urstadt Biddle Properties, Inc. REIT	100	1,875
U-Store-It Trust REIT	100	1,227
Validus Holdings Ltd.	300	6,975
Valley National Bancorp	463	9,704
Ventas, Inc. REIT	500	24,710
Vornado Realty Trust REIT	549	49,932
W Holding Co., Inc.	400	216
Wachovia Corp.	25,198	88,193
Waddell & Reed Financial, Inc., Class A	300	7,425
Washington Federal, Inc.	300	5,535
Washington Mutual, Inc.	6,727	552
Washington Real Estate Investment Trust REIT	200	7,326
Webster Financial Corp.	200	5,050
Weingarten Realty Investors REIT	300	10,701
Wells Fargo & Co.	13,013	488,378
WesBanco, Inc.	100	2,662
Wesco Financial Corp.	8	2,856
West Coast Bancorp/OR	100	1,466
Westamerica Bancorporation	100	5,753
Western Alliance Bancorp*	100	1,546
White Mountains Insurance Group Ltd.	33	15,502
Whitney Holding Corp.	200	4,850
Wilmington Trust Corp.	300	8,649
Wintrust Financial Corp.	100	2,935
World Acceptance Corp.*	100	3,600
WR Berkley Corp.	600	14,130
XL Capital Ltd., Class A	1,300	23,322
Zenith National Insurance Corp.	150	5,496
Zions Bancorporation	462	17,879
		10,107,563
Health Care — 4.4%
Abaxis, Inc.*	100	1,970
Abbott Laboratories	6,100	351,238
Abiomed, Inc.*	100	1,775
Abraxis Bioscience, Inc.*	25	1,724
Acorda Therapeutics, Inc.*	164	3,911
Advanced Medical Optics, Inc.*	300	5,334
Aetna, Inc.	2,000	72,220
Affymetrix, Inc.*	200	1,548
Albany Molecular Research, Inc.*	100	1,809
Alexion Pharmaceuticals, Inc.*	400	15,720
Align Technology, Inc.*	200	2,166
Alkermes, Inc.*	300	3,990
Allergan, Inc./United States	1,257	64,736
Allscripts Healthcare Solutions, Inc.*	200	2,488
Alnylam Pharmaceuticals, Inc.*	100	2,895
Alpharma, Inc., Class A*	100	3,689
AMAG Pharmaceuticals, Inc.*	100	3,873
Amedisys, Inc.*	134	6,522
American Medical Systems Holdings, Inc.*	200	3,552
AMERIGROUP Corp.*	200	5,048
AmerisourceBergen Corp.	5,825	219,311
Amgen, Inc.*	6,626	392,723
AMN Healthcare Services, Inc.*	100	1,757

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Amsurg Corp.*	100	2,547
Amylin Pharmaceuticals, Inc.*	500	10,110
Analogic Corp.	100	4,976
Applied Biosystems, Inc.	700	23,975
Apria Healthcare Group, Inc.*	200	3,648
Arena Pharmaceuticals, Inc.*	100	500
Ariad Pharmaceuticals, Inc.*	200	494
Array Biopharma, Inc.*	200	1,536
Arthrocare Corp.*	100	2,772
athenahealth, Inc.*	100	3,327
Auxilium Pharmaceuticals, Inc.*	200	6,480
Barr Pharmaceuticals, Inc.*	400	26,120
Baxter International, Inc.	2,500	164,075
Beckman Coulter, Inc.	300	21,297
Becton Dickinson & Co.	1,000	80,260
Biogen Idec, Inc.*	1,163	58,487
BioMarin Pharmaceutical, Inc.*	400	10,596
Bio-Rad Laboratories, Inc., Class A*	100	9,912
Boston Scientific Corp.*	5,947	72,970
Bristol-Myers Squibb Co.	17,224	359,120
Brookdale Senior Living, Inc.	100	2,199
Bruker Corp.*	300	3,999
Cambrex Corp.*	100	615
Cardinal Health, Inc.	1,400	68,992
Celera Corp.*	300	4,635
Celgene Corp.*	1,738	109,981
Cell Genesys, Inc.*	200	118
Centene Corp.*	100	2,051
Cephalon, Inc.*	300	23,247
Cepheid, Inc.*	200	2,766
Cerner Corp.*	300	13,392
Charles River Laboratories International, Inc.*	300	16,659
Chemed Corp.	100	4,106
Cigna Corp.	1,155	39,247
Community Health Systems, Inc.*	400	11,724
Conceptus, Inc.*	100	1,658
Conmed Corp.*	100	3,200
Cooper Cos, Inc./The	200	6,952
Covance, Inc.*	252	22,279
Coventry Health Care, Inc.*	600	19,530
Covidien Ltd.	2,000	107,520
CR Bard, Inc.	400	37,948
Cross Country Healthcare, Inc.*	100	1,629
Cubist Pharmaceuticals, Inc.*	200	4,446
CV Therapeutics, Inc.*	100	1,080
Cyberonics, Inc.*	100	1,700
Cypress Bioscience, Inc.*	100	735
Datascope Corp.	100	5,163
DaVita, Inc.*	400	22,804
Dendreon Corp.*	400	2,284
Dentsply International, Inc.	600	22,524
Dionex Corp.*	100	6,355
Eclipsys Corp.*	200	4,190
Edwards Lifesciences Corp.*	200	11,552
Eli Lilly & Co.	3,973	174,931
Endo Pharmaceuticals Holdings, Inc.*	500	10,000
Enzo Biochem, Inc.*	100	1,098
Enzon Pharmaceuticals, Inc.*	200	1,476
eResearchTechnology, Inc.*	200	2,382
ev3, Inc.*	362	3,635
Exelixis, Inc.*	300	1,824
Express Scripts, Inc.*	900	66,438
Forest Laboratories, Inc.*	1,300	36,764
Genentech, Inc.*	1,900	168,492
Gen-Probe, Inc.*	200	10,610
Gentiva Health Services, Inc.*	100	2,694
Genzyme Corp.*	1,100	88,979

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Geron Corp.*	200	790
Gilead Sciences, Inc.*	3,700	168,646
Greatbatch, Inc.*	100	2,454
Haemonetics Corp.*	100	6,172
Health Management Associates, Inc., Class A*	900	3,744
Health Net, Inc.*	400	9,440
HealthExtras, Inc.*	100	2,612
Healthsouth Corp.*	300	5,529
Healthspring, Inc.*	200	4,232
Healthways, Inc.*	100	1,613
Henry Schein, Inc.*	400	21,536
Hill-Rom Holdings, Inc.	300	9,093
HLTH Corp.*	604	6,904
HMS Holdings Corp.*	100	2,396
Hologic, Inc.*	1,016	19,639
Hospira, Inc.*	600	22,920
Human Genome Sciences, Inc.*	400	2,540
Humana, Inc.*	700	28,840
ICU Medical, Inc.*	100	3,041
Idexx Laboratories, Inc.*	300	16,440
I-Flow Corp.*	100	931
Illumina, Inc.*	400	16,212
ImClone Systems, Inc.*	300	18,732
Immucor, Inc.*	300	9,588
IMS Health, Inc.	700	13,237
Incyte Corp. Ltd.*	300	2,295
Integra LifeSciences Holdings Corp.*	100	4,403
InterMune, Inc.*	100	1,711
Intuitive Surgical, Inc.*	157	37,834
Invacare Corp.	100	2,414
inVentiv Health, Inc.*	100	1,766
Inverness Medical Innovations, Inc.*	300	9,000
Invitrogen Corp.*	400	15,120
Isis Pharmaceuticals, Inc.*	400	6,756
Johnson & Johnson	13,779	954,609
Kendle International, Inc.*	100	4,471
Kindred Healthcare, Inc.*	100	2,757
Kinetic Concepts, Inc.*	200	5,718
King Pharmaceuticals, Inc.*	800	7,664
KV Pharmaceutical Co., Class A*	100	2,271
Laboratory Corp of America Holdings*	500	34,750
Landauer, Inc.	54	3,929
LifePoint Hospitals, Inc.*	200	6,428
Lincare Holdings, Inc.*	400	12,036
Luminex Corp.*	100	2,501
Magellan Health Services, Inc.*	200	8,212
MannKind Corp.*	100	386
Martek Biosciences Corp.*	100	3,142
Masimo Corp.*	200	7,440
McKesson Corp.	1,173	63,119
Medarex, Inc.*	400	2,588
Medco Health Solutions, Inc.*	2,000	90,000
Medicines Co./The*	200	4,644
Medicis Pharmaceutical Corp., Class A	200	2,982
Medtronic, Inc.	4,500	225,450
Mentor Corp.	100	2,386
Merck & Co., Inc.	12,825	404,757
Meridian Bioscience, Inc.	150	4,356
Merit Medical Systems, Inc.*	100	1,877
Millipore Corp.*	200	13,760
Mylan, Inc./PA*	1,200	13,704
Myriad Genetics, Inc.*	200	12,976
Nabi Biopharmaceuticals*	200	932
Natus Medical, Inc.*	100	2,266
Nektar Therapeutics*	300	1,077
Neurocrine Biosciences, Inc.*	100	469
Noven Pharmaceuticals, Inc.*	100	1,168

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
NuVasive, Inc.*	100	4,933
Odyssey HealthCare, Inc.*	100	1,015
Omnicare, Inc.	500	14,385
Omnicell, Inc.*	200	2,630
Onyx Pharmaceuticals, Inc.*	200	7,236
OraSure Technologies, Inc.*	200	984
Orthofix International NV*	100	1,863
OSI Pharmaceuticals, Inc.*	212	10,449
Owens & Minor, Inc.	200	9,700
Palomar Medical Technologies, Inc.*	100	1,346
Par Pharmaceutical Cos, Inc.*	100	1,229
Parexel International Corp.*	200	5,732
Patterson Cos, Inc.*	500	15,205
PDL BioPharma, Inc.	400	3,724
Pediatrix Medical Group, Inc.*	200	10,784
PerkinElmer, Inc.	400	9,988
Perrigo Co.	300	11,538
Pfizer, Inc.	26,636	491,168
Pharmaceutical Product Development, Inc.	400	16,540
PharmaNet Development Group, Inc.*	100	722
PharMerica Corp.*	102	2,294
Phase Forward, Inc.*	100	2,091
Progenics Pharmaceuticals, Inc.*	100	1,331
Protalix BioTherapeutics, Inc.*	100	223
PSS World Medical, Inc.*	200	3,900
Psychiatric Solutions, Inc.*	200	7,590
Quest Diagnostics, Inc.	600	31,002
Regeneron Pharmaceuticals, Inc.*	200	4,366
RehabCare Group, Inc.*	100	1,810
Res-Care, Inc.*	100	1,814
Resmed, Inc.*	300	12,900
Rigel Pharmaceuticals, Inc.*	100	2,335
Salix Pharmaceuticals Ltd.*	100	641
Savient Pharmaceuticals, Inc.*	300	4,473
Schering-Plough Corp.	10,650	196,706
Sciele Pharma, Inc.*	100	3,079
Seattle Genetics, Inc.*	400	4,280
Sepracor, Inc.*	400	7,324
Sequenom, Inc.*	200	5,324
Sirona Dental Systems, Inc.*	100	2,328
SonoSite, Inc.*	100	3,140
St Jude Medical, Inc.*	1,300	56,537
STERIS Corp.	200	7,516
Stryker Corp.	1,200	74,760
Sun Healthcare Group, Inc.*	200	2,932
Sunrise Senior Living, Inc.*	200	2,758
SurModics, Inc.*	100	3,149
Symmetry Medical, Inc.*	100	1,856
Techne Corp.*	200	14,424
Teleflex, Inc.	200	12,698
Tenet Healthcare Corp.*	1,900	10,545
Theravance, Inc.*	200	2,492
Thermo Fisher Scientific, Inc.*	1,700	93,500
Thoratec Corp.*	200	5,250
United Therapeutics Corp.*	100	10,517
UnitedHealth Group, Inc.	4,926	125,071
Universal American Corp./NY*	100	1,219
Universal Health Services, Inc., Class B	200	11,206
Valeant Pharmaceuticals International*	300	6,141
Varian Medical Systems, Inc.*	500	28,565
Varian, Inc.*	100	4,290
VCA Antech, Inc.*	300	8,841
Vertex Pharmaceuticals, Inc.*	500	16,620
Viropharma, Inc.*	200	2,624
Vital Images, Inc.*	100	1,500
Vital Signs, Inc.	100	7,390
Volcano Corp.*	200	3,458

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Warner Chilcott Ltd., Class A*	300	4,536
Waters Corp.*	400	23,272
Watson Pharmaceuticals, Inc.*	400	11,400
WellCare Health Plans, Inc.*	200	7,200
WellPoint, Inc.*	2,147	100,415
West Pharmaceutical Services, Inc.	100	4,882
Wright Medical Group, Inc.*	100	3,044
Wyeth	5,300	195,782
XenoPort, Inc.*	100	4,849
Zimmer Holdings, Inc.*	952	61,461
Zoll Medical Corp.*	200	6,544
Zymogenetics, Inc.*	100	666
		7,433,241
Industrials — 3.7%
3M Co.	2,853	194,888
AAR Corp.*	100	1,659
ABM Industries, Inc.	100	2,184
ACCO Brands Corp.*	100	754
Actuant Corp., Class A	200	5,048
Acuity Brands, Inc.	200	8,352
Administaff, Inc.	100	2,722
Advisory Board Co./The*	100	3,016
Aecom Technology Corp.*	400	9,776
AGCO Corp.*	400	17,044
Aircastle Ltd.	100	991
Airtran Holdings, Inc.*	300	729
Alaska Air Group, Inc.*	200	4,078
Albany International Corp., Class A	100	2,733
Alexander & Baldwin, Inc.	200	8,806
Alliant Techsystems, Inc.*	146	13,715
Allied Waste Industries, Inc.*	1,500	16,665
Amerco, Inc.*	47	1,971
American Commercial Lines, Inc.*	200	2,128
American Reprographics Co.*	100	1,725
American Science & Engineering, Inc.	100	5,973
American Superconductor Corp.*	200	4,714
Ameron International Corp.	56	4,012
Ametek, Inc.	450	18,346
AMR Corp.*	900	8,838
AO Smith Corp.	100	3,919
Apogee Enterprises, Inc.	100	1,503
Applied Industrial Technologies, Inc.	150	4,040
Arkansas Best Corp.	100	3,369
Armstrong World Industries, Inc.	100	2,890
Astec Industries, Inc.*	100	3,083
Atlas Air Worldwide Holdings, Inc.*	100	4,031
Avery Dennison Corp.	400	17,792
Avis Budget Group, Inc.*	360	2,066
AZZ, Inc.*	71	2,937
Badger Meter, Inc.	100	4,695
Baldor Electric Co.	200	5,762
Barnes Group, Inc.	200	4,044
BE Aerospace, Inc.*	400	6,332
Beacon Roofing Supply, Inc.*	150	2,343
Belden, Inc.	200	6,358
Blount International, Inc.*	100	1,113
Boeing Co.	2,951	169,240
Bowne & Co., Inc.	100	1,155
Brady Corp., Class A	200	7,056
Briggs & Stratton Corp.	200	3,236
Brink's Co./The	200	12,204
Bucyrus International, Inc.	300	13,404
Burlington Northern Santa Fe Corp.	1,100	101,673
Capstone Turbine Corp.*	600	774
Carlisle Cos, Inc.	200	5,994
Cascade Corp.	100	4,381
Caterpillar, Inc.	2,446	145,782

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
CBIZ, Inc.*	200	1,690
Celadon Group, Inc.*	100	1,147
Cenveo, Inc.*	200	1,538
Ceradyne, Inc.*	100	3,666
CH Robinson Worldwide, Inc.	700	35,672
Chart Industries, Inc.*	100	2,856
Cintas Corp.	500	14,355
CIRCOR International, Inc.	100	4,343
Clarcor, Inc.	200	7,590
Clean Harbors, Inc.*	100	6,755
Colfax Corp.*	125	2,089
Columbus McKinnon Corp./NY*	100	2,357
Comfort Systems USA, Inc.	100	1,336
Commercial Vehicle Group, Inc.*	100	711
Consolidated Graphics, Inc.*	100	3,033
Continental Airlines, Inc., Class B*	400	6,672
Con-way, Inc.	200	8,822
Cooper Industries Ltd., Class A	700	27,965
Copa Holdings SA, Class A	100	3,250
Copart, Inc.*	300	11,400
Corporate Executive Board Co./The	200	6,250
Corrections Corp of America*	600	14,910
CoStar Group, Inc.*	100	4,539
Covanta Holding Corp.*	514	12,305
CRA International, Inc.*	100	2,748
Crane Co.	200	5,942
CSX Corp.	1,600	87,312
Cubic Corp.	100	2,459
Cummins, Inc.	800	34,976
Curtiss-Wright Corp.	200	9,090
Danaher Corp.	1,000	69,400
Deere & Co.	1,676	82,962
Delta Air Lines, Inc.*	1,154	8,597
Deluxe Corp.	200	2,878
Dollar Thrifty Automotive Group*	100	193
Donaldson Co., Inc.	300	12,573
Dover Corp.	800	32,440
DRS Technologies, Inc.	178	13,662
Dun & Bradstreet Corp.	200	18,872
Dycom Industries, Inc.*	160	2,083
Dynamic Materials Corp.	100	2,321
DynCorp International, Inc., Class A*	100	1,676
Eagle Bulk Shipping, Inc.	200	2,788
Eaton Corp.	700	39,326
EMCOR Group, Inc.*	200	5,264
Emerson Electric Co.	3,100	126,449
Encore Wire Corp.	100	1,811
Energy Conversion Devices, Inc.*	200	11,650
EnergySolutions, Inc.	200	2,000
EnerSys*	200	3,942
Ennis, Inc.	100	1,546
EnPro Industries, Inc.*	100	3,716
Equifax, Inc.	655	22,565
ESCO Technologies, Inc.*	100	4,817
Esterline Technologies Corp.*	100	3,959
Evergreen Solar, Inc.*	400	2,208
Expeditors International of Washington, Inc.	800	27,872
Fastenal Co.	500	24,695
Federal Signal Corp.	200	2,740
FedEx Corp.	1,249	98,721
First Solar, Inc.*	176	33,248
Flowserve Corp.	236	20,950
Fluor Corp.	694	38,656
Force Protection, Inc.*	200	536
Forward Air Corp.	100	2,723
Foster Wheeler Ltd.*	600	21,666
Franklin Electric Co., Inc.	100	4,455

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
FreightCar America, Inc.	100	2,927
FTI Consulting, Inc.*	200	14,448
FuelCell Energy, Inc.*	200	1,206
G&K Services, Inc., Class A	100	3,305
Gardner Denver, Inc.*	200	6,944
GATX Corp.	200	7,914
Genco Shipping & Trading Ltd.	100	3,324
GenCorp, Inc.*	200	1,348
General Cable Corp.*	200	7,126
General Dynamics Corp.	1,600	117,792
General Electric Co.	39,415	1,005,083
Genesee & Wyoming, Inc., Class A*	150	5,628
Geo Group, Inc./The*	300	6,063
GeoEye, Inc.*	100	2,213
Gibraltar Industries, Inc.	100	1,871
Goodrich Corp.	500	20,800
Gorman-Rupp Co./The	100	3,772
Graco, Inc.	300	10,683
GrafTech International Ltd.*	400	6,044
Granite Construction, Inc.	100	3,582
Griffon Corp.*	163	1,470
Harsco Corp.	400	14,876
Healthcare Services Group	150	2,744
Heartland Express, Inc.	266	4,128
HEICO Corp.	100	3,282
Heidrick & Struggles International, Inc.	100	3,015
Herman Miller, Inc.	200	4,894
Hertz Global Holdings, Inc.*	1,200	9,084
Hexcel Corp.*	300	4,107
HNI Corp.	200	5,068
Honeywell International, Inc.	2,900	120,495
Horizon Lines, Inc., Class A	100	987
HUB Group, Inc., Class A*	200	7,530
Hubbell, Inc., Class B	200	7,010
Hudson Highland Group, Inc.*	100	695
Huron Consulting Group, Inc.*	100	5,698
IDEX Corp.	300	9,306
II-VI, Inc.*	100	3,866
IKON Office Solutions, Inc.	400	6,804
Illinois Tool Works, Inc.	1,900	84,455
Ingersoll-Rand Co. Ltd., Class A	1,261	39,305
Insituform Technologies, Inc., Class A*	100	1,496
Interface, Inc., Class A	200	2,274
Interline Brands, Inc.*	100	1,621
Iron Mountain, Inc.*	700	17,087
ITT Corp.	700	38,927
Jacobs Engineering Group, Inc.*	500	27,155
JB Hunt Transport Services, Inc.	400	13,348
JetBlue Airways Corp.*	550	2,722
John Bean Technologies Corp.*	108	1,367
Joy Global, Inc.	450	20,313
Kadant, Inc.*	100	2,277
Kaman Corp.	100	2,848
Kansas City Southern*	300	13,308
Kaydon Corp.	100	4,506
KBR, Inc.	675	10,307
Kelly Services, Inc., Class A	100	1,905
Kennametal, Inc.	400	10,848
Kforce, Inc.*	100	1,021
Kimball International, Inc., Class B	100	1,080
Kirby Corp.*	200	7,588
Knight Transportation, Inc.	150	2,546
Knoll, Inc.	100	1,512
Korn/Ferry International*	100	1,782
L-3 Communications Holdings, Inc.	1,650	162,228
Ladish Co., Inc.*	100	2,025
Landstar System, Inc.	200	8,812

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Layne Christensen Co.*	84	2,976
LECG Corp.*	100	807
Lennox International, Inc.	200	6,654
Lincoln Electric Holdings, Inc.	200	12,862
Lindsay Corp.	100	7,275
Lockheed Martin Corp.	1,300	142,571
LSI Industries, Inc.	100	827
M&F Worldwide Corp.*	100	4,000
Manitowoc Co., Inc./The	492	7,651
Manpower, Inc.	351	15,149
Masco Corp.	1,500	26,910
MasTec, Inc.*	100	1,329
McDermott International, Inc.*	900	22,995
Mcgrath Rentcorp	100	2,882
Medis Technologies Ltd.*	100	180
Middleby Corp.*	70	3,802
Mine Safety Appliances Co.	100	3,812
Mobile Mini, Inc.*	200	3,866
Monster Worldwide, Inc.*	500	7,455
Moog, Inc., Class A*	200	8,576
MPS Group, Inc.*	300	3,024
MSC Industrial Direct Co., Class A	200	9,214
Mueller Industries, Inc.	100	2,301
Mueller Water Products, Inc., Class A	500	4,490
NACCO Industries, Inc., Class A	28	2,647
Navigant Consulting, Inc.*	200	3,978
NCI Building Systems, Inc.*	100	3,175
Nordson Corp.	147	7,219
Norfolk Southern Corp.	1,500	99,315
Northrop Grumman Corp.	5,275	319,349
Northwest Airlines Corp.*	1,000	9,030
Old Dominion Freight Line, Inc.*	150	4,251
Orbital Sciences Corp.*	200	4,794
Oshkosh Corp.	300	3,948
Otter Tail Corp.	100	3,073
Owens Corning, Inc.*	400	9,564
PACCAR, Inc.	1,450	55,376
Pacer International, Inc.	100	1,647
Pall Corp.	500	17,195
Parker Hannifin Corp.	700	37,100
Pentair, Inc.	400	13,828
PeopleSupport, Inc.*	100	1,169
Perini Corp.*	100	2,579
Pitney Bowes, Inc.	900	29,934
Power-One, Inc.*	300	435
Precision Castparts Corp.	548	43,171
Quanex Building Products Corp.	150	2,286
Quanta Services, Inc.*	622	16,800
Raven Industries, Inc.	100	3,935
Raytheon Co.	1,700	90,967
RBC Bearings, Inc.*	100	3,369
Regal-Beloit Corp.	100	4,252
Republic Airways Holdings, Inc.*	100	1,019
Republic Services, Inc.	750	22,485
Resources Connection, Inc.*	200	4,506
Robbins & Myers, Inc.	200	6,186
Robert Half International, Inc.	600	14,850
Rockwell Automation, Inc./DE	600	22,404
Rockwell Collins, Inc.	700	33,663
Rollins, Inc.	150	2,847
Roper Industries, Inc.	400	22,784
RR Donnelley & Sons Co.	800	19,624
Rush Enterprises, Inc., Class A*	150	1,920
Ryder System, Inc.	200	12,400
Saia, Inc.*	100	1,328
School Specialty, Inc.*	100	3,119
Seaboard Corp.	2	2,514

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Shaw Group, Inc./The*	300	9,219
Simpson Manufacturing Co., Inc.	100	2,709
Skywest, Inc.	200	3,196
Southwest Airlines Co.	3,000	43,530
Spherion Corp.*	200	974
Spirit Aerosystems Holdings, Inc., Class A*	400	6,428
SPX Corp.	200	15,400
Steelcase, Inc., Class A	200	2,150
Stericycle, Inc.*	400	23,564
Sunpower Corp., Class A*	200	14,186
Sunpower Corp., Class B*	165	11,360
SYKES Enterprises, Inc.*	100	2,196
Taser International, Inc.*	200	1,430
Team, Inc.*	100	3,612
Tecumseh Products Co., Class A*	100	2,504
Teledyne Technologies, Inc.*	100	5,716
Tennant Co.	100	3,426
Terex Corp.*	400	12,208
Tetra Tech, Inc.*	200	4,812
Textron, Inc.	1,000	29,280
Thomas & Betts Corp.*	200	7,814
Timken Co.	400	11,340
Titan International, Inc.	125	2,665
Toro Co.	200	8,260
TransDigm Group, Inc.*	100	3,423
Tredegar Corp.	100	1,779
Trinity Industries, Inc.	300	7,719
Triumph Group, Inc.	100	4,571
TrueBlue, Inc.*	200	3,232
Tyco International Ltd.	2,000	70,040
UAL Corp.	400	3,516
Union Pacific Corp.	2,057	146,376
United Parcel Service, Inc., Class B	2,700	169,803
United Rentals, Inc.*	325	4,953
United Stationers, Inc.*	100	4,783
United Technologies Corp.	3,900	234,234
Universal Forest Products, Inc.	100	3,491
URS Corp.*	300	11,001
US Airways Group, Inc.*	348	2,098
USG Corp.*	300	7,680
UTi Worldwide, Inc.	400	6,808
Valmont Industries, Inc.	100	8,269
Viad Corp.	100	2,879
Vicor Corp.	100	888
Wabash National Corp.	100	945
Wabtec Corp.	200	10,246
Waste Connections, Inc.*	300	10,290
Waste Management, Inc.	2,000	62,980
Watsco, Inc.	100	5,028
Watson Wyatt Worldwide, Inc., Class A	200	9,946
Watts Water Technologies, Inc., Class A	100	2,735
Werner Enterprises, Inc.	200	4,342
WESCO International, Inc.*	200	6,436
Woodward Governor Co.	200	7,054
WW Grainger, Inc.	300	26,091
YRC Worldwide, Inc.*	200	2,392
		6,239,226
Information Technology — 5.2%
3Com Corp.*	1,300	3,029
Accenture Ltd., Class A	2,400	91,200
ACI Worldwide, Inc.*	100	1,752
Actel Corp.*	100	1,248
Activision Blizzard, Inc.*	2,400	37,032
Acxiom Corp.	300	3,762
Adaptec, Inc.*	400	1,312
ADC Telecommunications, Inc.*	400	3,380
Adobe Systems, Inc.*	2,076	81,940

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Adtran, Inc.	200	3,898
Advanced Energy Industries, Inc.*	100	1,368
Advanced Micro Devices, Inc.*	2,100	11,025
Advent Software, Inc.*	100	3,523
Affiliated Computer Services, Inc., Class A*	3,425	173,408
Agilent Technologies, Inc.*	1,531	45,409
Agilysys, Inc.	80	807
Akamai Technologies, Inc.*	700	12,208
Alcatel-Lucent ADR*	64,675	248,352
Alliance Data Systems Corp.*	300	19,014
Altera Corp.	1,400	28,952
Amdocs Ltd.*	800	21,904
Amkor Technology, Inc.*	400	2,548
Amphenol Corp., Class A	800	32,112
Anadigics, Inc.*	300	843
Analog Devices, Inc.	1,300	34,255
Anixter International, Inc.*	100	5,951
Ansys, Inc.*	300	11,361
Apple, Inc.*	3,480	395,537
Applied Materials, Inc.	5,500	83,215
Applied Micro Circuits Corp.*	250	1,495
Ariba, Inc.*	200	2,826
Arris Group, Inc.*	393	3,038
Arrow Electronics, Inc.*	500	13,110
Atheros Communications, Inc.*	200	4,716
Atmel Corp.*	1,400	4,746
ATMI, Inc.*	100	1,798
Autodesk, Inc.*	900	30,195
Automatic Data Processing, Inc.	2,090	89,347
Avid Technology, Inc.*	200	4,812
Avnet, Inc.*	600	14,778
Avocent Corp.*	200	4,092
AVX Corp.	200	2,038
Axcelis Technologies, Inc.*	300	510
Bankrate, Inc.*	76	2,957
BearingPoint, Inc.*	600	312
Benchmark Electronics, Inc.*	250	3,520
Black Box Corp.	100	3,453
Blackbaud, Inc.	100	1,845
Blackboard, Inc.*	100	4,029
Blue Coat Systems, Inc.*	200	2,838
BMC Software, Inc.*	800	22,904
Brightpoint, Inc.*	270	1,944
Broadcom Corp., Class A*	2,000	37,260
Broadridge Financial Solutions, Inc.	550	8,464
Brocade Communications Systems, Inc.*	1,600	9,312
Brooks Automation, Inc.*	311	2,600
CA, Inc.	11,300	225,548
Cabot Microelectronics Corp.*	100	3,208
CACI International, Inc., Class A*	100	5,010
Cadence Design Systems, Inc.*	1,100	7,436
Cavium Networks, Inc.*	100	1,408
Checkpoint Systems, Inc.*	100	1,882
Ciber, Inc.*	200	1,398
Ciena Corp.*	271	2,732
Cirrus Logic, Inc.*	300	1,635
Cisco Systems, Inc.*	23,300	525,648
Citrix Systems, Inc.*	700	17,682
Cogent, Inc.*	100	1,022
Cognex Corp.	200	4,032
Cognizant Technology Solutions Corp., Class A*	1,104	25,204
Coherent, Inc.*	100	3,555
Cohu, Inc.	100	1,582
CommScope, Inc.*	315	10,912
Commvault Systems, Inc.*	200	2,410
Computer Sciences Corp.*	700	28,133
Compuware Corp.*	1,300	12,597

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Comtech Telecommunications Corp.*	100	4,924
Concur Technologies, Inc.*	200	7,652
Convergys Corp.*	500	7,390
Corning, Inc.	6,200	96,968
Cree, Inc.*	300	6,834
CSG Systems International, Inc.*	200	3,506
CTS Corp.	100	1,278
Cybersource Corp.*	300	4,833
Cymer, Inc.*	200	5,066
Cypress Semiconductor Corp.*	600	3,132
Daktronics, Inc.	200	3,332
Data Domain, Inc.*	100	2,227
DealerTrack Holdings, Inc.*	100	1,684
Dell, Inc.*	7,200	118,656
Diebold, Inc.	300	9,933
Digital River, Inc.*	200	6,480
Diodes, Inc.*	150	2,767
Dolby Laboratories, Inc., Class A*	200	7,038
DSP Group, Inc.*	100	765
DST Systems, Inc.*	200	11,198
DTS, Inc./CA*	100	2,783
Earthlink, Inc.*	400	3,400
eBay, Inc.*	4,500	100,710
Echelon Corp.*	100	988
EchoStar Corp., Class A*	160	3,856
Electro Scientific Industries, Inc.*	100	1,422
Electronic Arts, Inc.*	1,300	48,087
Electronics for Imaging, Inc.*	200	2,786
EMC Corp./Massachusetts*	8,300	99,268
Emcore Corp.*	300	1,482
Emulex Corp.*	300	3,201
Entegris, Inc.*	400	1,936
Epicor Software Corp.*	200	1,578
Equinix, Inc.*	147	10,211
Euronet Worldwide, Inc.*	200	3,346
Exar Corp.*	100	766
Extreme Networks*	219	738
F5 Networks, Inc.*	400	9,352
Factset Research Systems, Inc.	200	10,450
Fair Isaac Corp.	200	4,610
Fairchild Semiconductor International, Inc.*	400	3,556
FEI Co.*	100	2,381
Fidelity National Information Services, Inc.	722	13,328
Finisar Corp.*	700	707
Fiserv, Inc.*	700	33,124
Flir Systems, Inc.*	532	20,439
Formfactor, Inc.*	200	3,484
Foundry Networks, Inc.*	600	10,926
Gartner, Inc.*	200	4,536
Genpact Ltd.*	200	2,078
Gevity HR, Inc.	100	728
Global Cash Access Holdings, Inc.*	100	506
Global Payments, Inc.	300	13,458
Google, Inc., Class A*	934	374,086
GSI Commerce, Inc.*	100	1,548
Harmonic, Inc.*	300	2,535
Harris Corp.	500	23,100
Heartland Payment Systems, Inc.	100	2,556
Hewitt Associates, Inc., Class A*	500	18,220
Hewlett-Packard Co.	9,710	448,990
Hittite Microwave Corp.*	100	3,360
Hutchinson Technology, Inc.*	100	1,158
Hypercom Corp.*	200	796
IAC/InterActiveCorp*	350	6,055
Imation Corp.	100	2,259
Infinera Corp.*	400	3,824
infoGROUP, Inc.	100	661

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Informatica Corp.*	300	3,897
Infospace, Inc.	100	1,085
Ingram Micro, Inc., Class A*	700	11,249
Insight Enterprises, Inc.*	200	2,682
Integrated Device Technology, Inc.*	660	5,135
Intel Corp.	22,624	423,748
InterDigital, Inc.*	200	4,810
Intermec, Inc.*	200	3,928
Internap Network Services Corp.*	200	696
International Business Machines Corp.	5,437	635,912
International Rectifier Corp.*	300	5,706
Internet Capital Group, Inc.*	100	811
Intersil Corp., Class A	500	8,290
Interwoven, Inc.*	200	2,824
Intevac, Inc.*	100	1,064
Intuit, Inc.*	1,300	41,093
Itron, Inc.*	146	12,925
Ixia*	100	737
j2 Global Communications, Inc.*	200	4,670
Jabil Circuit, Inc.	700	6,678
Jack Henry & Associates, Inc.	300	6,099
JDA Software Group, Inc.*	100	1,521
JDS Uniphase Corp.*	712	6,024
Juniper Networks, Inc.*	2,100	44,247
Kemet Corp.*	300	408
Kenexa Corp.*	100	1,579
Kla-Tencor Corp.	800	25,320
Knot, Inc./The*	100	835
Kulicke & Soffa Industries, Inc.*	200	902
L-1 Identity Solutions, Inc.*	141	2,154
Lam Research Corp.*	500	15,745
Lattice Semiconductor Corp.*	400	824
Lawson Software, Inc.*	400	2,800
Lender Processing Services, Inc.	361	11,018
Lexmark International, Inc., Class A*	400	13,028
Linear Technology Corp.	900	27,594
Littelfuse, Inc.*	100	2,973
Loral Space & Communications, Inc.*	100	1,477
LSI Corp.*	2,996	16,059
LTX-Credence Corp.*	200	348
Macrovision Solutions Corp.*	287	4,414
Magma Design Automation, Inc.*	100	402
Manhattan Associates, Inc.*	100	2,234
Mantech International Corp., Class A*	100	5,929
Marchex, Inc., Class B	100	1,029
Marvell Technology Group Ltd.*	1,900	17,670
Mastercard, Inc., Class A	287	50,894
Mattson Technology, Inc.*	200	946
MAXIMUS, Inc.	100	3,684
McAfee, Inc.*	600	20,376
MEMC Electronic Materials, Inc.*	900	25,434
Mentor Graphics Corp.*	300	3,405
MercadoLibre, Inc.*	100	2,035
Mercury Computer Systems, Inc.*	100	890
Metavante Technologies, Inc.*	311	5,990
Methode Electronics, Inc.	100	894
Mettler Toledo International, Inc.*	148	14,504
Micrel, Inc.	200	1,814
Microchip Technology, Inc.	800	23,544
Micron Technology, Inc.*	3,177	12,867
Micros Systems, Inc.*	400	10,664
Microsemi Corp.*	300	7,644
Microsoft Corp.	41,760	1,114,574
MicroStrategy, Inc., Class A*	48	2,857
Microtune, Inc.*	200	536
Midway Games, Inc.*	100	237
MKS Instruments, Inc.*	200	3,982

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
ModusLink Global Solutions, Inc.*	160	1,538
Molex, Inc.	500	11,225
Monolithic Power Systems, Inc.*	100	1,737
Motorola, Inc.	29,300	209,202
Move, Inc.*	500	1,060
MSC.Software Corp.*	300	3,210
MTS Systems Corp.	100	4,210
National Instruments Corp.	200	6,010
National Semiconductor Corp.	1,200	20,652
NCR Corp.*	700	15,435
Net 1 UEPS Technologies, Inc.*	200	4,466
NetApp, Inc.*	1,400	25,522
Netgear, Inc.*	100	1,500
Netlogic Microsystems, Inc.*	100	3,024
NeuStar, Inc., Class A*	300	5,967
Newport Corp.*	100	1,078
Novatel Wireless, Inc.*	100	606
Novell, Inc.*	1,200	6,168
Novellus Systems, Inc.*	500	9,820
Nuance Communications, Inc.*	700	8,533
Nvidia Corp.*	2,150	23,027
Omniture, Inc.*	200	3,672
Omnivision Technologies, Inc.*	200	2,282
ON Semiconductor Corp.*	1,530	10,343
Oracle Corp.*	15,340	311,555
Palm, Inc.	300	1,791
Parametric Technology Corp.*	360	6,624
Park Electrochemical Corp.	100	2,424
Paychex, Inc.	1,300	42,939
Perot Systems Corp., Class A*	300	5,205
Photronics, Inc.*	100	188
Plantronics, Inc.	200	4,504
Plexus Corp.*	200	4,140
PMC - Sierra, Inc.*	900	6,678
Polycom, Inc.*	300	6,939
Power Integrations, Inc.*	100	2,410
Powerwave Technologies, Inc.*	300	1,188
Progress Software Corp.*	100	2,599
QLogic Corp.*	600	9,216
QUALCOMM, Inc.	6,400	275,008
Quality Systems, Inc.	100	4,226
Quantum Corp.*	600	630
Quest Software, Inc.*	200	2,538
Rackable Systems, Inc.*	100	981
Radisys Corp.*	100	860
Rambus, Inc.*	500	6,425
RealNetworks, Inc.*	400	2,032
Red Hat, Inc.*	800	12,056
RF Micro Devices, Inc.*	600	1,752
Riverbed Technology, Inc.*	100	1,252
Rofin-Sinar Technologies, Inc.*	200	6,122
Rogers Corp.*	100	3,698
S1 Corp.*	225	1,377
SAIC, Inc.*	744	15,051
Salesforce.com, Inc.*	400	19,360
SanDisk Corp.*	900	17,595
Sanmina-SCI Corp.*	1,700	2,380
Sapient Corp.*	300	2,229
SAVVIS, Inc.*	200	2,688
Scansource, Inc.*	200	5,758
Seagate Technology	1,900	23,028
Secure Computing Corp.*	100	548
Semtech Corp.*	200	2,792
Sigma Designs, Inc.*	100	1,422
Silicon Image, Inc.*	300	1,602
Silicon Laboratories, Inc.*	200	6,140
Silicon Storage Technology, Inc.*	300	978

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
SiRF Technology Holdings, Inc.*	200	298
Skyworks Solutions, Inc.*	500	4,180
Sohu.com, Inc.*	100	5,575
Solera Holdings, Inc.*	200	5,744
Sonic Solutions, Inc.*	100	440
SonicWALL, Inc.*	200	1,048
Sonus Networks, Inc.*	800	2,304
Spansion, Inc., Class A*	200	310
SPSS, Inc.*	100	2,936
SRA International, Inc., Class A*	100	2,263
Standard Microsystems Corp.*	100	2,498
Sun Microsystems, Inc.*	3,425	26,030
Supertex, Inc.*	100	2,816
Sybase, Inc.*	276	8,451
Sycamore Networks, Inc.*	600	1,938
Symantec Corp.*	3,313	64,869
Symmetricom, Inc.*	200	994
Symyx Technologies*	100	991
Synaptics, Inc.*	150	4,533
Synchronoss Technologies, Inc.*	100	941
Synopsys, Inc.*	500	9,975
Take-Two Interactive Software, Inc.*	300	4,920
Tech Data Corp.*	200	5,970
Technitrol, Inc.	100	1,479
Tekelec*	200	2,798
TeleTech Holdings, Inc.*	100	1,244
Tellabs, Inc.*	1,500	6,090
Teradata Corp.*	700	13,650
Teradyne, Inc.*	800	6,248
Tessera Technologies, Inc.*	200	3,268
Texas Instruments, Inc.	5,200	111,800
THQ, Inc.*	250	3,010
TIBCO Software, Inc.*	700	5,124
Tivo, Inc.*	200	1,464
TNS, Inc.*	100	1,937
Total System Services, Inc.	883	14,481
Trident Microsystems, Inc.*	200	480
Trimble Navigation Ltd.*	500	12,930
TriQuint Semiconductor, Inc.*	500	2,395
TTM Technologies, Inc.*	200	1,984
Tyco Electronics Ltd.	1,900	52,554
Tyler Technologies, Inc.*	100	1,517
Ultimate Software Group, Inc.*	100	2,700
Ultratech, Inc.*	100	1,210
Unisys Corp.*	1,100	3,025
United Online, Inc.	200	1,882
Universal Display Corp.*	100	1,096
Utstarcom, Inc.*	300	1,011
Valueclick, Inc.*	300	3,069
Varian Semiconductor Equipment Associates, Inc.*	375	9,420
Vasco Data Security International, Inc.*	100	1,036
Veeco Instruments, Inc.*	100	1,481
VeriFone Holdings, Inc.*	200	3,308
VeriSign, Inc.*	900	23,472
Viasat, Inc.*	100	2,358
Vignette Corp.*	100	1,074
Visa, Inc., Class A	1,800	110,502
Vishay Intertechnology, Inc.*	800	5,296
VistaPrint Ltd.*	200	6,568
VMware, Inc., Class A*	140	3,730
Websense, Inc.*	200	4,470
Western Digital Corp.*	900	19,188
Western Union Co./The	3,000	74,010
Wind River Systems, Inc.*	200	2,000
Wright Express Corp.*	100	2,985
Xerox Corp.	3,600	41,508
Xilinx, Inc.	1,300	30,485

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Yahoo!, Inc.*	5,455	94,371
Zebra Technologies Corp., Class A*	300	8,355
Zoran Corp.*	200	1,632
		8,910,628
Materials — 1.1%
AbitibiBowater, Inc.*	341	1,320
Air Products & Chemicals, Inc.	844	57,805
Airgas, Inc.	300	14,895
AK Steel Holding Corp.	400	10,368
Albemarle Corp.	400	12,336
Alcoa, Inc.	3,215	72,595
Allegheny Technologies, Inc.	400	11,820
AMCOL International Corp.	100	3,126
Apex Silver Mines Ltd.*	300	516
Aptargroup, Inc.	300	11,733
Arch Chemicals, Inc.	100	3,530
Ashland, Inc.	200	5,848
Ball Corp.	400	15,796
Bemis Co., Inc.	400	10,484
Brush Engineered Materials, Inc.*	100	1,857
Cabot Corp.	200	6,356
Calgon Carbon Corp.*	200	4,072
Carpenter Technology Corp.	200	5,130
Celanese Corp.	600	16,746
Century Aluminum Co.*	100	2,769
CF Industries Holdings, Inc.	230	21,036
Chemtura Corp.	800	3,648
Cleveland-Cliffs, Inc.	400	21,176
Coeur d'Alene Mines Corp.*	2,000	3,060
Commercial Metals Co.	500	8,445
Compass Minerals International, Inc.	100	5,239
Crown Holdings, Inc.*	700	15,547
Cytec Industries, Inc.	200	7,782
Deltic Timber Corp.	100	6,364
Domtar Corp.*	1,628	7,489
Dow Chemical Co./The	3,800	120,764
Eagle Materials, Inc.	200	4,474
Eastman Chemical Co.	300	16,518
Ecolab, Inc.	700	33,964
EI Du Pont de Nemours & Co.	3,600	145,080
Ferro Corp.	100	2,010
Flotek Industries, Inc.*	100	1,100
FMC Corp.	300	15,417
Freeport-McMoRan Copper & Gold, Inc.	1,536	87,322
General Moly, Inc.*	200	870
Glatfelter	200	2,708
Greif, Inc., Class A	200	13,124
Haynes International, Inc.*	100	4,683
HB Fuller Co.	200	4,174
Headwaters, Inc.*	100	1,335
Hecla Mining Co.*	400	1,872
Hercules, Inc.	400	7,916
Huntsman Corp.	600	7,560
Innospec, Inc.	200	2,412
International Flavors & Fragrances, Inc.	300	11,838
International Paper Co.	1,700	44,506
Intrepid Potash, Inc.*	100	3,014
Kaiser Aluminum Corp.	100	4,295
Koppers Holdings, Inc.	100	3,741
Louisiana-Pacific Corp.	400	3,720
Lubrizol Corp.	300	12,942
Martin Marietta Materials, Inc.	200	22,396
MeadWestvaco Corp.	700	16,317
Minerals Technologies, Inc.	100	5,936
Monsanto Co.	2,200	217,756
Mosaic Co./The	600	40,812
Myers Industries, Inc.	100	1,261

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Nalco Holding Co.	600	11,124
Neenah Paper, Inc.	100	1,980
NewMarket Corp.	100	5,256
Newmont Mining Corp.	1,700	65,892
Nucor Corp.	1,268	50,086
Olin Corp.	300	5,820
OM Group, Inc.*	100	2,250
Owens-Illinois, Inc.*	632	18,581
Packaging Corp of America	400	9,272
Pactiv Corp.*	500	12,415
PolyOne Corp.*	300	1,935
PPG Industries, Inc.	700	40,824
Praxair, Inc.	1,249	89,603
Reliance Steel & Aluminum Co.	300	11,391
Rock-Tenn Co., Class A	100	3,998
Rockwood Holdings, Inc.*	200	5,132
Rohm & Haas Co.	600	42,000
Royal Gold, Inc.	100	3,596
RPM International, Inc.	400	7,736
RTI International Metals, Inc.*	100	1,956
Schnitzer Steel Industries, Inc., Class A	100	3,924
Schulman A, Inc.	70	1,384
Schweitzer-Mauduit International, Inc.	100	1,899
Scotts Miracle-Gro Co./The, Class A	206	4,870
Sealed Air Corp.	600	13,194
Sensient Technologies Corp.	200	5,626
Sigma-Aldrich Corp.	600	31,452
Silgan Holdings, Inc.	100	5,109
Smurfit-Stone Container Corp.*	800	3,760
Solutia, Inc.*	200	2,800
Sonoco Products Co.	400	11,872
Southern Copper Corp.	810	15,455
Spartech Corp.	100	990
Steel Dynamics, Inc.	800	13,672
Stillwater Mining Co.*	100	581
Temple-Inland, Inc.	400	6,104
Terra Industries, Inc.	400	11,760
Texas Industries, Inc.	100	4,086
Titanium Metals Corp.	300	3,402
United States Steel Corp.	464	36,011
Valspar Corp.	400	8,916
Vulcan Materials Co.	423	31,513
Wausau Paper Corp.	100	1,013
Weyerhaeuser Co.	900	54,522
Worthington Industries, Inc.	200	2,988
WR Grace & Co.*	300	4,536
Zep, Inc.	100	1,764
Zoltek Cos, Inc.*	100	1,711
		1,906,486
Telecommunication Services — 0.8%
Alaska Communications Systems Group, Inc.	100	1,223
American Tower Corp., Class A*	1,600	57,552
AT&T, Inc.	23,514	656,511
Cbeyond, Inc.*	100	1,439
Centennial Communications Corp.*	100	624
CenturyTel, Inc.	400	14,660
Cincinnati Bell, Inc.*	800	2,472
Clearwire Corp., Class A*	300	3,564
Cogent Communications Group, Inc.*	200	1,544
Consolidated Communications Holdings, Inc.	3	45
Crown Castle International Corp.*	1,137	32,939
Embarq Corp.	580	23,519
Fairpoint Communications, Inc.	315	2,731
FiberTower Corp.*	200	276
Frontier Communications Corp.	1,476	16,974
General Communication, Inc., Class A*	200	1,852
Global Crossing Ltd.*	200	3,032

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
IDT Corp., Class B*	200	148
Iowa Telecommunications Services, Inc.	100	1,868
iPCS, Inc.*	100	2,227
Leap Wireless International, Inc.*	200	7,620
Level 3 Communications, Inc.*	5,568	15,034
MetroPCS Communications, Inc.*	1,000	13,990
NII Holdings, Inc.*	700	26,544
NTELOS Holdings Corp.	100	2,689
PAETEC Holding Corp.*	300	645
Premiere Global Services, Inc.*	200	2,812
Qwest Communications International, Inc.	6,500	20,995
SBA Communications Corp., Class A*	400	10,348
Sprint Nextel Corp.	11,100	67,710
Syniverse Holdings, Inc.*	100	1,661
Telephone & Data Systems, Inc.	400	14,300
tw telecom inc*	600	6,234
US Cellular Corp.*	100	4,692
USA Mobility, Inc.*	100	1,100
Verizon Communications, Inc.	11,216	359,921
Windstream Corp.	1,847	20,206
		1,401,701
Utilities — 1.3%
AES Corp./The*	2,700	31,563
AGL Resources, Inc.	300	9,414
Allegheny Energy, Inc.	700	25,739
Allete, Inc.	100	4,450
Alliant Energy Corp.	400	12,884
Ameren Corp.	800	31,224
American Electric Power Co., Inc.	1,600	59,248
American States Water Co.	100	3,850
American Water Works Co., Inc.	200	4,300
Aqua America, Inc.	600	10,668
Atmos Energy Corp.	300	7,986
Avista Corp.	200	4,342
Black Hills Corp.	100	3,107
California Water Service Group	100	3,850
Calpine Corp.*	1,400	18,200
Centerpoint Energy, Inc.	1,200	17,484
CH Energy Group, Inc.	100	4,357
Cleco Corp.	200	5,050
CMS Energy Corp.	900	11,223
Consolidated Edison, Inc.	1,100	47,256
Constellation Energy Group, Inc.	700	17,010
Dominion Resources, Inc./VA	2,352	100,619
DPL, Inc.	400	9,920
DTE Energy Co.	700	28,084
Duke Energy Corp.	4,992	87,011
Dynegy, Inc., Class A*	2,000	7,160
Edison International	1,300	51,870
El Paso Electric Co.*	200	4,200
Empire District Electric Co./The	100	2,135
Energen Corp.	300	13,584
Entergy Corp.	746	66,401
Equitable Resources, Inc.	500	18,340
Exelon Corp.	2,600	162,812
FirstEnergy Corp.	1,200	80,388
FPL Group, Inc.	1,600	80,480
Great Plains Energy, Inc.	428	9,510
Hawaiian Electric Industries, Inc.	300	8,733
Idacorp, Inc.	200	5,818
Integrys Energy Group, Inc.	365	18,228
ITC Holdings Corp.	200	10,354
Laclede Group, Inc./The	100	4,849
MDU Resources Group, Inc.	800	23,200
MGE Energy, Inc.	100	3,555
Mirant Corp.*	943	17,247
National Fuel Gas Co.	300	12,654

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
New Jersey Resources Corp.	150	5,384
Nicor, Inc.	200	8,870
NiSource, Inc.	1,000	14,760
Northeast Utilities	600	15,390
Northwest Natural Gas Co.	100	5,200
NorthWestern Corp.	100	2,513
NRG Energy, Inc.*	978	24,205
NSTAR	400	13,400
OGE Energy Corp.	300	9,264
Oneok, Inc.	400	13,760
Ormat Technologies, Inc.	100	3,633
Pepco Holdings, Inc.	800	18,328
PG&E Corp.	1,400	52,430
Piedmont Natural Gas Co.	300	9,588
Pinnacle West Capital Corp.	400	13,764
PNM Resources, Inc.	300	3,072
Portland General Electric Co.	200	4,732
PPL Corp.	1,500	55,530
Progress Energy, Inc.	1,000	43,130
Public Service Enterprise Group, Inc.	2,000	65,580
Puget Energy, Inc.	570	15,219
Questar Corp.	700	28,644
Reliant Energy, Inc.*	1,400	10,290
SCANA Corp.	500	19,465
Sempra Energy	5,225	263,706
Sierra Pacific Resources	900	8,622
SJW Corp.	100	2,997
South Jersey Industries, Inc.	100	3,570
Southern Co.	3,000	113,070
Southwest Gas Corp.	200	6,052
TECO Energy, Inc.	800	12,584
UGI Corp.	400	10,312
UIL Holdings Corp.	166	5,699
Unisource Energy Corp.	100	2,919
Vectren Corp.	300	8,355
Westar Energy, Inc.	400	9,216
WGL Holdings, Inc.	200	6,490
Wisconsin Energy Corp.	4,025	180,722
Xcel Energy, Inc.	1,700	33,983
		2,284,805
Total Common Stocks (Active & Passive Domestic Equities)
(Cost — $61,441,257)		56,033,223

Investment Companies (Active International & Passive Domestic Equities) (8.1%)
Longleaf Partners International Fund	471,031	6,886,472
Oakmark International Fund, Class I	444,182	6,978,100
Total Investment Companies (Active International & Passive Domestic Equities)
(Cost — $18,190,196)		13,864,572

Partnerships (Active Domestic & International Equities)(a) (13.8%)
Partnership (Active Domestic Equity) — 5.1%
ValueAct Capital Partners II, L.P.	7,300,000	8,708,000
Partnership (Active International Equity) — 8.7%
Liberty Square Strategic Partners IV (Asia), L.P.	6,200,000	4,332,000
Walter Scott International Fund LLC	9,066,882	10,441,000
Total Partnerships (Active Domestic & International Equities)
(Cost — $22,600,000)		23,481,000

TOTAL EQUITY INVESTMENTS
(Cost — $102,231,453)		93,378,795

ALTERNATIVE ASSETS(a) (26.3%)
Hedge Funds
Canyon Value Realization Fund, L.P.	9,000,000	9,820,000
FFIP, L.P.	4,000,000	5,017,500
GoldenTree Credit Opportunities, L.P.	3,500,000	3,098,000
Lansdowne European Strategic Equity Fund, L.P.	3,500,000	3,916,000
Perry Partners, L.P.	6,308,881	7,033,000
Royal Capital Value Fund, L.P.	3,500,000	4,253,000
Taconic Opportunity Fund, L.P.	7,750,000	7,731,000
Tiedemann Global Emerging Markets QP, L.P.	3,500,000	3,966,000
TOTAL ALTERNATIVE ASSETS
(Cost — $41,058,881)		44,834,500

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Principal Amount	Market Value
FIXED INCOME INVESTMENTS (11.2%)
Corporate Bonds (3.9%)
Consumer Discretionary — 0.3%
CBS Corp., 7.88%, due 07/30/30	$36,000	29,742
Comcast Corp., 5.70%, due 05/15/18	10,000	8,729
Comcast Corp., 6.50%, due 01/15/17	121,000	113,722
COX Communications, Inc., 5.45%, due 12/15/14	70,000	65,223
Daimler Finance North America LLC, 4.88%, due 06/15/10	46,000	45,793
Daimler Finance North America LLC, 5.75%, due 09/08/11	144,000	142,171
News America, Inc., 6.65%, due 11/15/37	70,000	58,711
Nordstrom, Inc., 6.25%, due 01/15/18	45,000	41,905
Time Warner Cable, Inc., 6.55%, due 05/01/37	44,000	35,635
Time Warner, Inc., 5.50%, due 11/15/11	35,000	33,600
		575,231
Consumer Staples — 0.6%
ConAgra Foods, Inc., 7.88%, due 09/15/10	45,000	47,489
Costco Wholesale Corp., 5.50%, due 03/15/17	96,000	95,167
CVS/Caremark Corp., 5.75%, due 08/15/11	93,000	94,373
Delhaize America, Inc., 9.00%, due 04/15/31	80,000	83,980
Diageo Capital plc, 5.20%, due 01/30/13	55,000	54,730
Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18(b)	70,000	67,568
General Mills, Inc., 6.00%, due 02/15/12	70,000	71,351
Kellogg Co., 5.13%, due 12/03/12	85,000	84,758
Kellogg Co., 6.60%, due 04/01/11	41,000	42,559
Kroger Co./The, 6.75%, due 04/15/12	20,000	20,474
Kroger Co./The, 7.50%, due 04/01/31	45,000	44,470
PepsiCo, Inc., 4.65%, due 02/15/13	45,000	45,672
Safeway, Inc., 7.25%, due 02/01/31	74,000	75,224
Walgreen Co., 4.88%, due 08/01/13	50,000	49,985
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	65,000	60,987
		938,787
Energy — 0.4%
Anadarko Finance Co., 6.75%, due 05/01/11	52,000	53,216
Anadarko Finance Co., 7.50%, due 05/01/31	25,000	22,925
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	35,000	30,611
Conoco Funding Co., 6.35%, due 10/15/11	40,000	41,425
ConocoPhillips Holding Co., 6.95%, due 04/15/29	76,000	76,411
Devon Financing Corp. ULC, 6.88%, due 09/30/11	40,000	41,722
EnCana Corp., 6.50%, due 08/15/34	45,000	35,996
Enterprise Products Operating LP, 5.60%, due 10/15/14	60,000	56,538
Kinder Morgan Energy Partners LP, 5.95%, due 02/15/18	95,000	84,620
Marathon Oil Corp., 5.90%, due 03/15/18	50,000	44,402
Pacific Gas & Electric Co., 6.05%, due 03/01/34	54,000	47,665
Petro-Canada, 6.05%, due 05/15/18	60,000	52,375
TransCanada Pipelines Ltd., 7.25%, due 08/15/38	40,000	38,451
Valero Energy Corp., 6.88%, due 04/15/12	94,000	96,523
XTO Energy, Inc., 5.50%, due 06/15/18	45,000	39,777
		762,657
Financials — 1.0%
Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	50,000	48,267
Bank of America Corp., 4.25%, due 10/01/10	28,000	26,799
Bank of America Corp., 5.75%, due 12/01/17	50,000	42,399
Bank of New York Mellon Corp./The, 4.95%, due 11/01/12	40,000	38,033
Bear Stearns Cos., LLC/The, 5.55%, due 01/22/17	50,000	42,937
Berkshire Hathaway Finance Corp., 5.40%, due 05/15/18(b)	25,000	24,218
Boston Properties LP, 6.25%, due 01/15/13	23,000	22,799

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Principal Amount	Market Value
Caterpillar Financial Services Corp., 4.25%, due 02/08/13	55,000	51,414
Citigroup, Inc., 5.13%, due 02/14/11	60,000	56,007
Citigroup, Inc., 6.13%, due 05/15/18	35,000	28,980
CME Group, Inc., 5.40%, due 08/01/13	45,000	45,136
Credit Suisse USA, Inc., 6.13%, due 11/15/11	89,000	87,569
Deutsche Bank AG/London, 4.88%, due 05/20/13	40,000	38,207
General Electric Capital Corp., 5.63%, due 05/01/18	245,000	207,093
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	60,000	49,891
Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	45,000	39,367
Hartford Financial Services Group, Inc., 6.30%, due 03/15/18	40,000	36,255
John Deere Capital Corp., 7.00%, due 03/15/12	45,000	47,210
JPMorgan Chase & Co., 5.60%, due 06/01/11	50,000	49,350
Kreditanstalt fuer Wiederaufbau, 3.75%, due 06/27/11	55,000	56,024
Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	50,000	44,237
MetLife, Inc., 6.82%, due 08/15/18	65,000	61,503
Morgan Stanley, 6.60%, due 04/01/12	75,000	54,478
National Rural Utilities Cooperative Finance Corp., 4.75%, due 03/01/14	72,000	68,705
NYSE Euronext, 4.80%, due 06/28/13	60,000	57,121
Prologis, 6.63%, due 05/15/18	45,000	38,649
Prudential Financial, Inc., 6.00%, due 12/01/17	50,000	44,570
Simon Property Group LP, 5.75%, due 05/01/12	40,000	38,865
Simon Property Group LP, 6.13%, due 05/30/18	50,000	44,290
Textron Financial Corp., 4.60%, due 05/03/10	40,000	40,030
Travelers Cos, Inc./The, 5.80%, due 05/15/18	90,000	82,488
Unilever Capital Corp., 7.13%, due 11/01/10	35,000	37,343
Wells Fargo & Co., 4.38%, due 01/31/13	20,000	18,384
Wells Fargo & Co., 5.63%, due 12/11/17	25,000	22,976
		1,691,594
Health Care — 0.4%
Abbott Laboratories, 5.88%, due 05/15/16	70,000	69,831
Aetna, Inc., 5.75%, due 06/15/11	69,000	70,114
AstraZeneca plc, 5.40%, due 09/15/12	108,000	108,507
Eli Lilly & Co., 5.20%, due 03/15/17	62,000	60,210
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	45,000	44,178
GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/18	45,000	42,724
McKesson Corp., 5.25%, due 03/01/13	47,000	46,670
Medco Health Solutions, Inc., 7.25%, due 08/15/13	45,000	47,708
UnitedHealth Group, Inc., 5.25%, due 03/15/11	45,000	44,739
UnitedHealth Group, Inc., 5.38%, due 03/15/16	41,000	36,423
WellPoint, Inc., 5.85%, due 01/15/36	56,000	44,250
Wyeth, 5.50%, due 02/01/14	108,000	107,057
		722,411
Industrials — 0.2%
3M Co., 4.38%, due 08/15/13	50,000	50,522
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, due 08/15/13	45,000	44,846
Lockheed Martin Corp., 6.15%, due 09/01/36	93,000	88,596
Union Pacific Corp., 6.65%, due 01/15/11	49,000	50,486
United Technologies Corp., 4.88%, due 05/01/15	95,000	93,566
		328,016
Information Technology — 0.3%
Cisco Systems, Inc., 5.25%, due 02/22/11	69,000	70,437
Electronic Data Systems Corp., 6.00%, due 08/01/13	30,000	30,588
Fiserv, Inc., 6.13%, due 11/20/12	100,000	96,967
Hewlett-Packard Co., 4.50%, due 03/01/13	30,000	28,826
International Business Machines Corp., 5.88%, due 11/29/32	50,000	46,270
Intuit, Inc., 5.75%, due 03/15/17	34,000	30,070
Oracle Corp., 5.75%, due 04/15/18	55,000	51,068
Western Union Co./The, 5.93%, due 10/01/16	80,000	71,927
Xerox Corp., 5.50%, due 05/15/12	45,000	42,905
		469,058
Materials — 0.2%
ArcelorMittal, 5.38%, due 06/01/13(b)	70,000	66,129
BHP Billiton Finance USA Ltd., 5.25%, due 12/15/15	48,000	45,304
EI Du Pont de Nemours & Co., 6.00%, due 07/15/18	40,000	39,045
Rio Tinto Finance USA Ltd., 5.88%, due 07/15/13	105,000	102,933
Vale Overseas Ltd., 6.88%, due 11/21/36	39,000	34,714
		288,125

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Principal Amount	Market Value
Telecommunication Services — 0.3%
Deutsche Telekom International Finance BV, 8.50%, due 06/15/10	40,000	41,523
France Telecom SA, 8.50%, due 03/01/31	40,000	43,396
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	149,000	158,921
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	31,000	34,276
Rogers Communications, Inc., 6.80%, due 08/15/18	45,000	42,571
Telecom Italia Capital SA, 4.88%, due 10/01/10	54,000	52,496
Telecom Italia Capital SA, 6.00%, due 09/30/34	63,000	44,139
Telefonica Emisiones SAU, 6.22%, due 07/03/17	60,000	55,222
Verizon Communications, Inc., 5.25%, due 04/15/13	45,000	43,373
Verizon Communications, Inc., 5.85%, due 09/15/35	60,000	46,916
Vodafone Group plc, 6.15%, due 02/27/37	40,000	32,124
		594,957
Utilities — 0.2%
American Electric Power Co., Inc., 5.38%, due 03/15/10	41,000	41,249
Duke Energy Ohio, Inc., 5.70%, due 09/15/12	55,000	54,756
Exelon Corp., 4.90%, due 06/15/15	100,000	88,054
KeySpan Corp., 7.63%, due 11/15/10	30,000	31,540
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	90,000	75,697
Veolia Environnement, 5.25%, due 06/03/13	45,000	44,249
		335,545
Foreign Government Securities (0.6%)
Brazilian Government International Bond, 6.00%, due 01/17/17	100,000	96,500
Chile Government International Bond, 5.50%, due 01/15/13	160,000	171,296
China Government International Bond, 4.75%, due 10/29/13	50,000	50,208
Israel Government International Bond, 5.50%, due 11/09/16	28,000	28,875
Malaysia Government International Bond, 7.50%, due 07/15/11	150,000	160,685
Mexico Government International Bond, 9.88%, due 02/01/10	243,000	247,550
Poland Government International Bond, 6.25%, due 07/03/12	174,000	173,365
Republic of Korea, 4.88%, due 09/22/14	53,000	50,617
		979,096
Municipal Bonds (0.2%)
Arizona (0.1%)
Salt River Project Agricultural Improvement & Power District, GO, 5.00%, due 01/01/38	100,000	94,004
Texas (0.1%)
Texas State Transportation Commission, GO, 5.00%, due 04/01/25	110,000	106,283
		200,287
U.S. Government Securities (4.8%)
Federal Home Loan Mortgage Corp. (0.7%)
6.00%, due 11/01/36	546,803	554,047
5.50%, due 10/01/37	676,039	672,985
		1,227,032
Federal National Mortgage Association (1.7%)
5.00%, due 06/01/33	358,260	350,426
5.00%, due 09/01/33	655,248	640,530
5.50%, due 04/01/34	339,722	339,802
5.50%, due 05/01/34	93,974	93,989
5.50%, due 04/01/36	199,605	199,327
5.89%, due 12/01/36(c)	159,163	162,358
5.50%, due 03/01/37	1,112,784	1,110,713
		2,897,145
Federal Home Loan Bank System (0.5%)
2.50%, due 01/22/09	125,000	124,770
2.20%, due 04/01/09	110,000	109,453
5.00%, due 09/18/09	175,000	177,807
3.38%, due 08/13/10	200,000	200,191
4.00%, due 09/06/13	20,000	19,822
3.63%, due 10/18/13	180,000	175,071
		807,114
Government National Mortgage Association (1.9%)
6.50%, due 10/20/37	965,312	989,199
6.00%, due 11/20/37	798,307	809,990
6.00%, due 06/20/38	623,561	632,554
5.50%, due 07/20/38	458,822	458,125
5.50%, due 10/15/38, TBA(d)(e)	410,000	410,385
		3,300,253
		8,231,544

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
	Principal Amount	Market Value
U.S. Treasury Securities (1.7%)
U.S. Treasury Note (1.7%)
3.13%, due 10/15/08(f)	187,000	187,097
4.88%, due 06/30/09(f)	250,000	255,645
3.63%, due 10/31/09(f)	400,000	407,469
2.88%, due 06/30/10	204,000	207,363
2.75%, due 07/31/10	195,000	198,032
3.88%, due 09/15/10(f)	311,000	323,051
3.38%, due 06/30/13	375,000	382,529
3.38%, due 07/31/13	160,000	162,912
3.13%, due 08/31/13	330,000	332,526
3.88%, due 05/15/18	142,000	142,932
4.00%, due 08/15/18	179,000	181,545
6.13%, due 11/15/27	124,000	150,951
		2,932,052
TOTAL FIXED INCOME INVESTMENTS
(Cost — $19,507,587)		19,049,360

	Number of Rights	Market Value
RIGHT (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc.,
expiring 06/30/11
(Cost — $-)	100	65

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (6.7%)
Commercial Paper (0.1%)
JPMorgan Chase & Co., 0.61%, 12/31/49	$202,444	202,444
Discount Notes (3.4%)
Federal Agricultural Mortgage Corp.
1.93%, due 10/10/08(g)	350,000	349,812
2.12%, due 10/7/08(g)	1,100,000	1,099,547
		1,449,359
Federal Farm Credit
1.95%, due 10/9/08(g)	400,000	399,805
2.48%, due 12/15/08(g)	736,000	732,167
		1,131,972
Federal Home Loan Bank
2.05%, due 10/17/08(g)	350,000	349,661
2.10%, due 11/5/08(g)	300,000	299,370
2.47%, due 12/3/08(g)	400,000	398,250
		1,047,281
Federal Home Loan Mortgage Corp.
2.18%, due 10/20/08(g)	1,150,000	1,148,609
Federal National Mortgage Association
2.14%, due 10/14/08(g)	900,000	899,253
U.S. Treasury Securities (3.2%)
U.S. Treasury Bill
0.64%, due 11/28/08(g)	1,300,000	1,298,638
0.66%, due 12/11/08(g)	854,000	852,880
0.70%, due 12/4/08(g)	900,000	898,856
1.49%, due 11/6/08(g)	90,000	89,862
1.61%, due 10/16/08(g)	2,350,000	2,348,315
		5,488,551

TOTAL SHORT-TERM INVESTMENTS
(Cost — $11,364,692)	11,367,469

TOTAL INVESTMENTS (98.9%)
(Cost $174,162,613)(h)	168,630,189
Other Assets in Excess of Liabilities (1.1%)	1,948,950
NET ASSETS (100.0%)	$170,579,139

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Concluded)

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Securities are valued at fair value — at September 30, 2008, the Fund held $68,315,000 of fair valued securities, representing 40.1% of net assets.
(b)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2008.
(d)	Dollar roll transaction. See Note 9 to the Financial Statements.
(e)	Security is subject to delayed delivery.
(f)	All or a portion of the security has been segregated to meet the Fund's obligation for delayed delivery securities.
(g)	Zero coupon security — rate disclosed is yield as of September 30, 2008.
(h)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.
TBA — To be announced.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.
(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a) (1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee of the registrant’s Board of Directors has adopted procedures by which Unitholders may recommend nominees to the Board as noted in the registrant’s Statement of Additional Information.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By: /s/ Robert L. Giles, Jr.
Robert L. Giles, Jr.
President and Chief Executive Officer

November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert L. Giles, Jr.
Robert L. Giles, Jr.
President and Chief Executive Officer

November 18, 2008

By: /s/ Denise A. Meredith
Denise A. Meredith
Treasurer and Principal Financial Officer

November 18, 2008